            As filed with the Securities and Exchange Commission on May 12, 2010
                                               Securities Act File No. 333-57793
                               Investment Company Act of 1940 File No. 811-08839

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]

                      Post-Effective Amendment No. 49 [X]

                                       And

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                             Amendment No. 51 [X]

                              SPDR(R) SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                               One Lincoln Street
                           Boston, Massachusetts 02111
                     --------------------------------------
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (866) 787-2257

                              Ryan M. Louvar, Esq.
                       State Street Bank and Trust Company
                           One Lincoln Street/CPH0326
                           Boston, Massachusetts 02111
                     (Name and Address of Agent for Service)

                                   Copies to:
                              W. John McGuire, Esq.
                          Morgan, Lewis and Bockius LLP
                           1111 Pennsylvania Ave., NW
                              Washington, DC 20004

It is proposed that this filing will become effective:

[X]  immediately upon filing pursuant to Rule 485, paragraph (b)

[ ]  on __________ pursuant to Rule 485, paragraph (b)

[ ]  60 days after filing pursuant to Rule 485, paragraph (a)(1)

[ ]  on __________ pursuant to Rule 485, paragraph (a)(1)

[ ]  75 days after filing pursuant to Rule 485, paragraph (a)(2)

[ ]  on __________ pursuant to Rule 485, paragraph (a)(2)

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
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SPDR(R) SERIES TRUST PROSPECTUS
May 12, 2010

SPDR(R) Nuveen Barclays Capital Build America Bond ETF   (BABS)

Principal U.S. Listing Exchange for the ETF: NYSE Arca, Inc.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense. Shares in the Fund are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other agency of the U.S. Government, nor are Shares deposits or obligations of any bank. Such Shares in the Fund involve investment risks, including the loss of principal.

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TABLE OF CONTENTS

      FUND SUMMARY
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           SPDR Nuveen Barclays Capital Build America Bond ETF                               1
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      ADDITIONAL STRATEGIES                                                                  5
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      ADDITIONAL RISK INFORMATION                                                            6
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      MANAGEMENT                                                                             9
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      INDEX/TRADEMARK LICENSES/DISCLAIMERS                                                  10
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      ADDITIONAL PURCHASE AND SALE INFORMATION                                              11
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      OTHER CONSIDERATIONS                                                                  12
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      DISTRIBUTIONS                                                                         12
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      PORTFOLIO HOLDINGS                                                                    12
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      ADDITIONAL TAX INFORMATION                                                            12
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      GENERAL INFORMATION                                                                   14
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      PREMIUM/DISCOUNT INFORMATION                                                          15
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      FINANCIAL HIGHLIGHTS                                                                  15
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      WHERE TO LEARN MORE ABOUT THE FUND                                            Back Cover
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



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                                  FUND SUMMARY
SPDR NUVEEN BARCLAYS CAPITAL BUILD AMERICA BOND ETF

  INVESTMENT OBJECTIVE
  The SPDR Nuveen Barclays Capital Build America Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the market for taxable municipal securities with respect to which the issuer has made an irrevocable election to designate the bonds as "Qualified Bonds" under the Build America Bond program created under the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal securities on which the issuer receives federal support of the interest paid ("direct pay Build America Bonds").

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund's shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):


--------------------------------------------------------------------------------------------
MANAGEMENT FEES                             0.35%
--------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12b-1) FEES       0.00%
--------------------------------------------------------------------------------------------
OTHER EXPENSES*                             0.00%
--------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES        0.35%
--------------------------------------------------------------------------------------------


* "Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------------------
                     YEAR 1                                           YEAR 3
------------------------------------------------------------------------------------------------
                      $36                                              $113
------------------------------------------------------------------------------------------------


PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

THE FUND'S INVESTMENT STRATEGY
In seeking to track the performance of the Barclays Capital Build America Bond Index (the "Index"), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Nuveen Asset Management ("Nuveen Asset Management" or the "Sub-Adviser"), the investment sub-adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.


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Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser has determined have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in fixed income securities that are not included in the Index, futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), the investment adviser to the Fund).

The Barclays Build America Bond Index is a subset of the Barclays Capital Taxable Municipal Bond Index. The Index consists of all direct pay Build America Bonds that satisfy the rules of the Barclays Capital Taxable Municipal Index. The Barclays Capital Taxable Municipal Bond Index represents securities that are taxable, dollar denominated, and issued by a U.S. state or territory, and (i) have at least one year to final maturity regardless of call features, (ii) have at least $250 million par amount outstanding, (iii) are rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies:
Moody's, S&P, Fitch (if only two of the three agencies rate the security, the lower rating is used to determine index eligibility, and if only one of the three agencies rates a security, the rating must be investment-grade), (iv) are fixed rate, although it can carry a coupon that steps up or changes according to a predetermined schedule, (v) are dollar-denominated and non-convertible, and
(vi) are publicly issued. However, Rule 144A securities with Registration Rights and Reg-S issues are included. As of March 31, 2010, there were approximately 74 issues included in the Index and the modified adjusted duration of securities in the Index was approximately 12.38 years.

The Index is sponsored by an organization (the "Index Provider") that is independent of the Fund, the Adviser and the Sub-Adviser. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Fund's Index Provider is Barclays Capital. Additional information regarding the Index Provider is provided in the INDEX/TRADEMARK LICENSES/DISCLAIMERS section of this prospectus.

Build America Bonds are bonds issued by state and local governments to finance capital projects such as public schools, roads, transportation infrastructure, bridges, ports and public buildings, among others, pursuant to the American Recovery and Reinvestment Act of 2009 (the "Act"). Build America Bonds pay interest at rates that are expected to be competitive with rates typically paid by private bond issuers in the taxable fixed income market. The Act authorizes state and local governments to sell new Build America Bond issues without limit through December 31, 2010. Unlike investments in most other municipal securities, interest received on Build America Bonds is subject to federal income tax and may be subject to state income tax. Build America Bond issuers may elect either (i) to receive payments from the U.S. Treasury equal to a specified percentage of their interest payments ("direct pay") or (ii) to cause investors in the bonds to receive federal tax credits ("tax credit"). Most issuers of direct pay Build America Bonds currently receive a subsidy from the U.S. Treasury equal to 35% of the interest paid on the bonds, which allows such issuers to issue bonds that pay interest rates that are expected to be competitive with the rates typically paid by private bond issuers in the taxable fixed income market. The bonds in the Fund will not include Build America bonds for which the investors will receive a tax credit. Build America Bonds are currently defined by the Act as restricted from private activity purposes and, for direct pay Build America Bond issuers, the bonds can only be issued to fund capital expenditures. As a result, most Build America Bond issuers have to produce tangible assets that are designed to provide a public benefit. Build America Bonds generally support facilities that meet such essential needs as water, electricity, transportation, and education. Moreover, many Build America Bonds are general obligation bonds, which are backed by the full faith and taxing power of the state and local governments issuing them.

Issuance of Build America Bonds will cease on December 31, 2010 unless the relevant provisions of the Act are extended. In the event that the Build America Bond program is not extended, the Build America Bonds outstanding at such time will continue to be eligible for the federal interest rate subsidy, which continues for the life of the Build America Bonds; however, no bonds issued following expiration of the Build America Bond program will be eligible for the federal tax subsidy. If the Build America Bond program is not extended, the Board of Trustees will evaluate the Fund's investment strategy and make appropriate changes that it believes are in the best interests of the Fund and its


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shareholders, including changing the Fund's investment strategy to invest in an index composed of taxable municipal securities.

RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   PASSIVE STRATEGY/INDEX RISK. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

   INDEX TRACKING RISK. While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   FIXED INCOME INVESTING RISK. An investment in the Fund involves risks similar to those of investing in any fund of fixed income securities, including the following: the risk of loss in portfolio value due to market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or inability of the Fund to sell securities at an advantageous price; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a decline to the Fund's income.

   NON-DIVERSIFICATION RISK. The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

   BUILD AMERICA BONDS RISK. The market for Build America Bonds is smaller and less diverse than the broader municipal securities market. Unless the relevant provisions of the Act are extended, the ability of municipalities to issue Build America Bonds expires on December 31, 2010. If the relevant provisions of the Act are not extended, the number of available Build America Bonds will be limited, which may negatively affect the value of the Build America Bonds. In addition, because the Build America Bond program is new, certain aspects of the program may be subject to additional Federal or state level guidance or subsequent legislation. It is not known what additional restrictions, limitations or procedures may be implemented or what possible effect they will have on the market for Build America Bonds. There is no guarantee that municipalities will continue to take advantage of the Build America Bond program in the future and there can be no assurance that Build America Bonds will be actively traded.

   CALIFORNIA STATE-SPECIFIC RISK. Because the Fund invests in California municipal securities, the Fund will have exposure to negative political, economic and statutory factors within the State of California. Unfavorable developments in any economic sector may have a substantial impact on the overall California municipal market. Provisions of the California Constitution and state statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California's economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could

PRECISE IN A WORLD THAT ISN'T. TM                                              3

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   have an adverse effect on the debt obligations of California issuers.
   California has the worst credit rating of any state in the country, and in 2009 all three major credit rating agencies lowered their ratings on State bonds.

   NEW YORK STATE-SPECIFIC RISK. Because the Fund invests in New York municipal securities, the Fund will have exposure to negative political, economic and statutory factors within the State of New York. Unfavorable developments in any economic sector may have a substantial impact on the overall New York municipal market. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the state, and when New York City experiences financial difficulty it may have an adverse effect on New York municipal bonds held by the Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

   RESTRICTED SECURITIES RISK. Rule 144A securities are generally referred to as private placements or restricted securities. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.

FUND PERFORMANCE
The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to the Index.

PORTFOLIO MANAGEMENT

INVESTMENT ADVISER
SSgA FM serves as the investment adviser to the Fund.

The Adviser has retained Nuveen Asset Management, as sub-adviser, to be responsible for the day-to-day management of the Fund's investments, subject to supervision by the Adviser and the Board of Trustees. To the extent that a reference in this Prospectus refers to the "Adviser," such reference should also be read to refer to Nuveen Asset Management where the context requires.

PORTFOLIO MANAGERS
The professionals primarily responsible for the day-to-day management of the Fund are Daniel Close, Timothy Ryan and Steven Hlavin:

DANIEL J. CLOSE is a Senior Vice President and Portfolio Manager at Nuveen Asset Management. Mr. Close joined Nuveen Investments in 2000.

TIMOTHY T. RYAN is a Senior Vice President and Portfolio Manager at Nuveen Asset Management. Mr. Ryan joined Nuveen Asset Management in 2010.

STEVEN M. HLAVIN is a Vice President and Assistant Portfolio Manager at Nuveen Asset Management. Mr. Hlavin joined Nuveen Asset Management in 2003.

PURCHASE AND SALE INFORMATION
The Fund will issue (or redeem) shares to certain large institutional investors (typically market makers or other large broker-dealers) only in large blocks of 100,000 shares known as "Creation Units." Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Index.

Individual shares of the Fund may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic communication networks ("ECNs") and other alternative trading systems through your broker-dealer at market prices. Because Fund shares trade at market prices rather than at net asset value ("NAV"), shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION
The Fund's distributions are expected to be taxed as ordinary income and/or capital gains.



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ADDITIONAL STRATEGIES


GENERAL. The Sub-Adviser seeks to track the performance of the Fund's Index as closely as possible (i.e., obtain a high degree of correlation with the Index). A number of factors may affect the Fund's ability to achieve a high degree of correlation with its Index, and there can be no guarantee that the Fund will achieve a high degree of correlation.

Under various circumstances where it may not be possible or practical to purchase all of the securities in the benchmark Index for the Fund or amounts of such securities in proportion to their weighting in the Index, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow the Index, in instances when a security in the Index becomes temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Fund but not the Index), the Sub-Adviser will utilize a sampling strategy. Sampling means that the Sub-Adviser uses quantitative analysis to select securities that represent a sample of securities in the Index that have a similar investment profile as the Index in terms of key risk factors, performance attributes and other economic characteristics. These include industry weightings, market capitalization, and other financial characteristics of securities. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. In addition, from time to time, securities are added to or removed from the Index. The Sub-Adviser may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Further, the Sub-Adviser may choose to overweight securities in the Index, purchase or sell securities not in the Index, or utilize various combinations of other available techniques, in seeking to track the Index.

The Fund has adopted a non-fundamental investment policy to invest at least 80% of its net assets in investments suggested by its name, measured at the time of investment. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. For purposes of this policy, the term "assets" means net assets plus the amount of borrowings for investment purposes. The Board of Trustees of the Trust (the "Board") may change the Fund's investment strategy, Index and other policies without shareholder approval, except as otherwise indicated. The Fund will provide shareholders with at least 60 days notice prior to changing its Index. The Board may also change the Fund's investment objective without shareholder approval.

CERTAIN OTHER INVESTMENTS. The Fund may invest in money market instruments, including repurchase agreements, or funds that invest exclusively in money market instruments, including affiliated money market funds (subject to applicable limitations under the Investment Company Act of 1940, as amended (the "1940 Act")); convertible securities; variable rate demand notes (VRDNs); commercial paper; structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors such as the movement of a particular security or index), swaps and in options and futures contracts. Swaps, options and futures contracts, convertible securities and structured notes may be used by the Fund in seeking performance that corresponds to its Index and in managing cash flows.

TEMPORARY DEFENSIVE POSITIONS. In certain situations or market conditions, the Fund may temporarily depart from its normal investment policies and strategies provided that the alternative is consistent with the Fund's investment objective and is in the best interest of the Fund. For example, the Fund may invest beyond the normal limits in derivatives to maintain exposure to its Index if it is unable to invest directly in a component security.

BORROWING MONEY. The Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

LENDING SECURITIES. The Fund may lend its portfolio securities in an amount not to exceed one third (33 1/3%) of the value of its total assets via a securities lending program through its securities lending agent, State Street Bank and Trust Company ("Lending Agent"), to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. A securities lending program allows the Fund to receive a portion of the income generated by lending its securities and investing the respective collateral. The Fund will receive collateral for each loaned security which is as least equal to the market value of that security, marked to market each trading day. In the securities lending program, the borrower generally has the right to vote the loaned securities, however the Fund may call loans to vote proxies if a material issue affecting the Fund's economic interest in the investment is to be voted upon. Security loans may be terminated at any time by the Fund.


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ADDITIONAL RISK INFORMATION

The following section provides additional information regarding certain of the principal risks identified under "Risks of Investing in the Fund" in the Fund Summary along with additional risk information.

PRINCIPAL RISKS
MARKET RISK: An investment in the Fund involves risks similar to those of investing in any fund of fixed income securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. The values of fixed income securities could decline generally or could underperform other investments. Different types of fixed income securities tend to go through cycles of out-performance and under-performance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

INTEREST RATE RISK: Interest rate risk is the risk that the securities in the Fund's portfolio will decline in value because of increases in market interest rates. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

ISSUER RISK: There may be economic or political changes that impact the ability of issuers to repay principal and to make interest payments on securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's securities.

CREDIT RISK: The Fund could lose money if the issuer of a debt security is unable to meet its principal obligations in a timely manner, or if negative perceptions of the issuer's ability to make such payments cause the price of the bond to decline. Funds that invest primarily in bonds issued by U.S. government agencies and instrumentalities will be subject to less credit risk than Funds that invest in other debt obligations.


LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. If the Fund invests in illiquid securities or securities that become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector and the Fund may not achieve a high degree of correlation with its Index.



   LIQUIDITY RISK -- MUNICIPAL SECURITIES: Furthermore, because the Fund's principal investment strategies involve investing in municipal securities, the Fund's portfolio may have greater exposure to liquidity risk since the markets for municipal securities may be less liquid than the traditional bond markets. There may also be less information available on the financial condition of issuers of these types of securities than for public corporations. This means that it may be harder to buy and sell such securities, especially on short notice, and these securities may be more difficult for the Fund to value accurately than securities of public corporations.


REINVESTMENT RISK: The Fund's performance may be adversely impacted when interest rates fall because the Fund must invest in lower-yielding bonds as bonds in its portfolio mature. This risk is typically greater with respect to short-term bond funds and lower for long-term bond funds.

CALL RISK: The Fund may invest in callable bonds, and such issuers may "call" or repay securities with higher coupon or interest rates before the security's maturity date. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income.

INCOME RISK: The Fund's income may decline due to falling interest rates. During a period of falling interest rates, income risk is generally higher for short term bond funds, moderate for intermediate term bond funds and low for long term bond funds. Therefore, investors should expect the Fund's monthly income to fluctuate accordingly.

ADDITIONAL RISKS
TRADING ISSUES. Although the shares of the Fund ("Shares") are listed for trading on NYSE Arca, Inc. (the "Exchange") and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market


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conditions or for reasons that, in the view of the Exchange, make trading in
Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged or that the Shares will trade with any volume, or at all, on any stock exchange.


FLUCTUATION OF NET ASSET VALUE. The net asset value of the Shares will generally fluctuate with changes in the market value of the Fund's securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Fund's net asset value and supply and demand of Shares on the Exchange. It cannot be predicted whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of an Index trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the net asset value of the Shares during periods of market volatility. However, given that Shares can be created and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser and Sub-Adviser believe that large discounts or premiums to the net asset value of Shares should not be sustained. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Fund's net asset value, disruptions to creations and redemptions may result in trading prices that differ significantly from the Fund's net asset value. If an investor purchases Shares at a time when the market price is at a premium to the net asset value of the Shares or sells at a time when the market price is at a discount to the net asset value of the Shares, then the investor may sustain losses.


COSTS OF BUYING OR SELLING SHARES. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the "bid" price) and the price at which an investor is willing to sell Shares (the "ask" price). This difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund's Shares have more trading volume and market liquidity and higher if the Fund's Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

LENDING OF SECURITIES. Although the Fund is indemnified by the Lending Agent for losses incurred in connection with a borrower's default with respect to a loan, the Fund bears the risk of loss of investing cash collateral and may be required to make payments to a borrower upon return of loaned securities if invested collateral has declined in value. Furthermore, because of the risks in delay of recovery, the Fund may lose the opportunity to sell the securities at a desirable price, and the Fund will generally not have the right to vote securities while they are being loaned.


CONCENTRATION. The Fund's assets will generally be concentrated in an industry or group of industries to the extent that the Fund's underlying Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.


MONEY MARKET FUND INVESTMENTS. Although money market funds generally seek to preserve the value of their shares at $1.00 per share, it is possible that the Fund could lose money by investing in a money market fund. Investments in money market funds have traditionally not been and currently are not federally insured.

DERIVATIVES. A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). The Fund may invest in futures

PRECISE IN A WORLD THAT ISN'T. TM                                              7

      [SPDR LOGO]






contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

CONTINUOUS OFFERING. The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act of 1933, as amended ("Securities Act"), may occur.

Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the principal underwriter, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus or summary prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act.



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MANAGEMENT

ADVISER. SSgA Funds Management, Inc. serves as the investment adviser to the Fund and, subject to the supervision of the Board, is responsible for the investment management of the Fund. The Adviser provides an investment management program for the Fund and manages the investment of the Fund's assets. The Adviser and other affiliates of State Street Corporation make up State Street Global Advisors ("SSgA"), the investment management arm of State Street Corporation. As of December 31, 2009, the Adviser managed approximately $168.43 billion in assets and SSgA managed approximately $1.91 trillion in assets. The Adviser's principal business address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

For the services provided to the Fund under the Investment Advisory Agreement, the Fund expects to pay the Adviser the annual fee based on a percentage of the Fund's average daily net assets as set forth below:

SPDR Nuveen Barclays Capital Build
  America Bond ETF....................  0.35%


From time to time, the Adviser may waive all or a portion of its fee, although it does not currently intend to do so. The Adviser pays all expenses of the Fund other than the management fee, distribution fee pursuant to the Fund's Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

INVESTMENT SUB-ADVISER. Pursuant to the Advisory Agreement between the Fund and the Adviser, the Adviser is authorized to engage one or more sub-advisers for the performance of any of the services contemplated to be rendered by the Adviser. The Adviser has retained Nuveen Asset Management as sub-adviser, to be responsible for the day to day management of the Fund's investments, subject to supervision by the Adviser and the Board. The Adviser provides administrative, compliance and general management services to the Fund. Nuveen Asset Management is a wholly-owned subsidiary of Nuveen Investments, Inc. ("Nuveen Investments"). On November 13, 2007, Nuveen Investments was acquired by investors led by Madison Dearborn Partners, LLC, which is a private equity investment firm based in Chicago, Illinois (the "MDP Acquisition"). The investor group led by Madison Dearborn Partners, LLC includes affiliates of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"). Merrill Lynch has since been acquired by Bank of America Corporation. Nuveen Asset Management has adopted policies and procedures that address arrangements involving Nuveen Asset Management and Bank of America Corporation (including Merrill Lynch) that may give rise to certain conflicts of interest. Nuveen Asset Management offers advisory and investment management services to a broad range of mutual fund clients and has extensive experience in managing municipal securities. As of December 31, 2009, Nuveen Asset Management managed approximately $69 billion in assets. Nuveen Asset Management's principal business address is 333 West Wacker Drive, Chicago, Illinois 60606.

In accordance with the Sub-Advisory Agreement between the Adviser and Nuveen Asset Management, the Adviser pays Nuveen Asset Management 45% of the advisory fee paid by the Fund to the Adviser (after deducting payments to the fund service providers and fund expenses). The Fund is not responsible for the fees paid to Nuveen Asset Management.

A discussion regarding the Board's consideration of the Investment Advisory Agreement and Sub-Advisory Agreement will be available in the Trust's Semi-Annual Report to Shareholders for the period ended June 30, 2010.

PORTFOLIO MANAGERS. Nuveen Asset Management manages the Fund using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio.

The professionals primarily responsible for the day-to-day management of the Fund are:

FUND                                          PORTFOLIO MANAGERS
------------------------------------------------------------------------
SPDR Nuveen Barclays Capital Build   Daniel J. Close, Timothy T. Ryan
America Bond ETF                     and Steven M. Hlavin
------------------------------------------------------------------------


DANIEL J. CLOSE. Mr. Close is a Senior Vice President and Portfolio Manager at Nuveen Asset Management. Mr. Close serves as a portfolio manager for many of

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      [SPDR LOGO]





Nuveen Asset Management's state-specific open-end municipal bond funds, as well as several closed-end exchange-traded funds. He has been with Nuveen Asset Management since 2000. Prior to his current position, he served as a research analyst covering corporate-backed, energy, transportation and utility credits. Before joining Nuveen Asset Management, Mr. Close worked as an analyst at Banc of America Securities specializing in originating and structuring asset-backed securities. He received his B.S. in business from Miami University in Ohio and his M.B.A. at the J. L. Kellogg Graduate School of Management at Northwestern University. Mr. Close has earned the Chartered Financial Analyst designation.

TIMOTHY T. RYAN. Mr. Ryan is a Senior Vice President and Portfolio Manager at Nuveen Asset Management. Mr. Ryan joined Nuveen Asset Management in 2010. Prior to joining Nuveen Asset Management, Mr. Ryan was a principal of SSgA FM and a Vice President of SSgA and responsible for managing the series of the Trust that invest primarily in municipal securities. Prior to joining SSgA, Mr. Ryan was a lead portfolio manager in the municipal bond group at Deutsche Bank Asset Management, formally Scudder Insurance Asset Management. His clients included nuclear decommissioning trusts, insurance portfolios and corporate cash. Mr. Ryan began working at Deutsche Bank in 1991 as a municipal bond analyst covering high yield, transportation, higher education, general obligation, and money market sectors. He joined Deutsche Bank with 8 years of experience as vice president and investment banker at Mesirow Financial and vice president and financial consultant at Speer Financial. Mr. Ryan has a BS from University of Wisconsin and a Master of Management from J.L. Kellogg Graduate School of Management at Northwestern University. Mr. Ryan has earned the Chartered Financial Analyst designation.

STEVEN M. HLAVIN. Mr. Hlavin is Vice President and Assistant Portfolio Manager at Nuveen Asset Management. Mr. Hlavin manages the Tender Option Bond program that deploys inverse floating rate securities in Nuveen Asset Management's closed and open-end funds. In addition, he develops and assists in executing quantitative strategies for indexing purposes and yield curve positioning. He serves as chairman of Nuveen Asset Management's Yield Curve Strategy Committee. Prior to his current position, Mr. Hlavin worked as a senior analyst responsible for the risk management and performance reporting process for Nuveen Asset Management. Mr. Hlavin joined Nuveen Asset Management in 2003. Mr. Hlavin earned his B.A. in finance and accounting and his M.B.A. in finance from Miami University. He has been a speaker at the Leveraging Performance Attribution Analysis for Fixed Income Investments Conference series.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund is available in the SAI.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company ("State Street Bank"), part of State Street Corporation, is the Administrator for the Fund, the Custodian for the Fund's assets and serves as Transfer Agent to the Fund.

LENDING AGENT. State Street Bank is the securities lending agent for the Trust. For its services, the lending agent would typically receive a portion of the net investment income, if any, earned on the collateral for the securities loaned.

DISTRIBUTOR. State Street Global Markets, LLC (the "Distributor"), part of State Street Corporation, is the distributor of the Fund's Shares. The Distributor will not distribute Shares in less than Creation Units, and it does not maintain a secondary market in the Shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of Creation Units of Shares.

INDEX/TRADEMARK LICENSES/DISCLAIMERS

BARCLAYS CAPITAL INDEXES
Barclays Capital is the index provider for the Index. Barclays Capital is not affiliated with the Trust, the Adviser, the Sub-Adviser, the Fund's administrator, custodian, transfer agent or distributor, or any of their respective affiliates. The Adviser ("Licensee) has entered into a license agreement with Barclays Capital ("Licensor") to use the Index. The Adviser is sub-licensing rights to the Index to the Fund at no charge.

The Adviser ("Licensee") acknowledges and expressly agrees that the Barclays Capital ETFs ("Products" or "ETF") are not sponsored, endorsed, sold or promoted by Barclays Capital ("Licensor"), and that Licensor makes no warranty, express or implied, as to the results to be obtained by any person or entity from the use of any Index, any opening, intra-day or closing value therefore, or any data included therein or relating thereto, in


10                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]






connection with the trading of any ETF based thereon or for any other purpose.

Licensor's only relationship to the Licensee with respect to the Products is the licensing of certain trademarks and trade names of Licensor and the Licensor Indices that are determined, composed and calculated by Licensor without regard to Licensee or the Products. Licensor has no obligation to take the needs of Licensee or the owners of the Products into consideration in determining, composing or calculating the Licensor Indices. Licensor is not responsible for and has not participated in any determination or calculation made with respect to issuance of the Products. Licensor has no obligation or liability in connection with the listing, trading, marketing or administration of the Products.

LICENSOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES, OR ANY OPENING, INTRA-DAY OR CLOSING VALUE THEREFOR, OR ANY DATA INCLUDED THEREIN OR RELATED THERETO. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF THE PRODUCTS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES, ANY OPENING, INTRA-DAY OR CLOSING VALUE THEREFOR, ANY DATA INCLUDED THEREIN OR RELATING THERETO, OR ANY ETF BASED THEREON, IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES, ANY OPENING, INTRA-DAY OR CLOSING VALUE THEREFOR, ANY DATA INCLUDED THEREIN OR RELATING THERETO, OR ANY ETF BASED THEREON. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY DAMAGES, CLAIMS, LOSSES (INCLUDING ANY INDIRECT OR CONSEQUENTIAL LOSSES), EXPENSES OR DELAYS, WHETHER DIRECT OR INDIRECT, FORESEEN OR UNFORESEEN, SUFFERED BY ANY PERSON ARISING OUT OF ANY CIRCUMSTANCE OR OCCURRENCE RELATING TO THE PERSON'S USE OF ANY INDEX, ANY OPENING, INTRA-DAY OR CLOSING VALUE THEREFOR, ANY DATA INCLUDED THEREIN OR RELATING THERETO, OR ANY ETF BASED THEREON, OR ARISING OUT OF ANY ERRORS OR DELAYS IN CALCULATING OR DISSEMINATING SUCH INDEXES.

SPDR TRADEMARK
The "SPDR" trademark is used under license from Standard & Poor's Financial Services LLC ("S&P"). No financial product offered by the Trust or its affiliates is sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of any financial product or any member of the public regarding the advisability of investing in securities generally or in financial products particularly or the ability of the index on which financial products are based to track general stock market performance. S&P is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of financial products. S&P has no obligation or liability in connection with the administration, marketing or trading of financial products.

WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING, BUT NOT LIMITED TO, LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

ADDITIONAL PURCHASE AND SALE INFORMATION

The Shares are listed for secondary trading on the Exchange and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The secondary markets are closed on weekends and also are generally closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. If you buy or sell Shares in the secondary market, you will pay the secondary market price for Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of the Fund's Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the Fund's net asset value, which is calculated at the end of each business day. The Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of the Shares. The trading prices of the Fund's Shares may

PRECISE IN A WORLD THAT ISN'T. TM                                             11

      [SPDR LOGO]






deviate significantly from its net asset value during periods of market volatility. Given, however, that Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained for very long. Information showing the number of days the market price of the Fund's Shares was greater than the Fund's net asset value and the number of days it was less than the Fund's net asset value (i.e., premium or discount) for various time periods is available by visiting the Fund's website at www.spdrs.com.

The Exchange will disseminate, every fifteen seconds during the regular trading day, an indicative optimized portfolio value ("IOPV") relating to the Fund. The IOPV calculations are estimates of the value of the Fund's net asset value per Share using market data converted into U.S. dollars at the current currency rates. The IOPV price is based on quotes and closing prices from the securities' local market and may not reflect events that occur subsequent to the local market's close. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a "real-time" update of the net asset value per Share of the Fund, which is calculated only once a day. Neither the Fund, nor the Adviser or any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

The Fund does not impose any restrictions on the frequency of purchases and redemptions; however, the Fund reserves the right to reject or limit purchases at any time as described in the SAI. When considering that no restriction or policy was necessary, the Board evaluated the risks posed by market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of the Fund's investment strategy, or whether they would cause the Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, Fund Shares are issued and redeemed only in large quantities of Shares known as Creation Units available only from the Fund directly, and that most trading in the Fund occurs on the Exchange at prevailing market prices and does not involve the Fund directly. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by the Fund's shareholders or (b) any attempts to market time the Fund by shareholders would result in negative impact to the Fund or its shareholders.

OTHER CONSIDERATIONS

DISTRIBUTION AND SERVICE PLAN. The Fund has adopted a Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of the Fund's average daily net assets may be made for the sale and distribution of its Shares. No payments pursuant to the Distribution and Service Plan will be made for at least the next twelve (12) months of operations. Additionally, the implementation of any such payments would have to be approved by the Board prior to implementation. Because these fees would be paid out of the Fund's assets on an on-going basis, if payments are made in the future, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

DISTRIBUTIONS

DIVIDENDS AND CAPITAL GAINS. As a Fund shareholder, you are entitled to your share of the Fund's income and net realized gains on its investments. The Fund pays out substantially all of its net earnings to its shareholders as "distributions."

The Fund typically earns interest from debt securities and, if participating, securities lending income. These amounts, net of expenses and taxes (if applicable), are passed along to Fund shareholders as "income dividend distributions." The Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain distributions."

Income dividend distributions, if any, are generally distributed to shareholders monthly, but may vary significantly from month to month. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code (the "Code").

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Dividends which are reinvested will nevertheless be taxable to the same extent as if such dividends had not been reinvested.



12                                             PRECISE IN A WORLD THAT ISN'T. TM

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      [SPDR LOGO]





PORTFOLIO HOLDINGS

A description of the Trust's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI.

ADDITIONAL TAX INFORMATION

As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.

Unless your investment in the Fund is through a tax-exempt entity or tax deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when:

- The Fund makes distributions;

- You sell Shares listed on the Exchange; and

- You create or redeem Creation Units.

TAXES ON DISTRIBUTIONS. Distributions from the Fund's net investment income (other than qualified dividend income and net tax-exempt income), including any net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund. Dividends that are designated as qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income and subject to certain limitations. Taxable dividends of the Fund, if any, are not expected to be made up of qualified dividend income or to qualify for a dividends received deduction if you are a corporate shareholder. Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by the Fund for more than one year. Any long-term capital gains distributions you receive from the Fund are taxable as long-term capital gain regardless of how long you have owned your Shares. Long-term capital gains are currently taxed at a maximum of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010. Although the Fund does not seek to realize taxable income or capital gains, the Fund may realize and distribute taxable income or capital gains from time to time as a result of the Fund's normal investment activities.

The extent to which the Fund redeems Creation Units in cash may result in more capital gains being recognized by the Fund as compared to exchange traded funds that redeem Creation Units in-kind.

Distributions paid in January, but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year. The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions shortly after the close of each calendar year.

Distributions in excess of the Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce the Fund's net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

MARKET DISCOUNT. Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by the Fund to include the market discount in income as it accrues, gain on the Fund's disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

DERIVATIVES AND OTHER COMPLEX SECURITIES. The Fund may invest in complex securities. These investments may be subject to numerous special and complex rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

NON-U.S. INVESTORS. If you are not a citizen or permanent resident of the United States, the Fund's ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. The Fund may, under certain circumstances, designate all or a portion of a dividend as an "interest-related dividend" that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that

PRECISE IN A WORLD THAT ISN'T. TM                                             13

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      [SPDR LOGO]






certain other requirements are met. The Fund may also, under certain circumstances, designate all or a portion of a dividend as a "short-term capital gain dividend" which if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. The provisions contained in the legislation relating to dividends to foreign persons would apply to dividends with respect to taxable years of the Fund beginning after December 31, 2004 and before January 1, 2010. Proposed legislation is currently pending which would extend this treatment to dividends with respect to the taxable year of the Fund beginning before January 1, 2011.

TAXES ON EXCHANGE-LISTED SHARE SALES. Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less, except that any capital loss on the sale of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Shares.

TAXES ON CREATIONS AND REDEMPTIONS OF CREATION UNITS. A person who exchanges securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the cash component paid. A person who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the cash redemption amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you create or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

BACKUP WITHHOLDING. The Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

BUILD AMERICA BONDS. The Act sets forth the Build America Bond program and provides a transitional coordination provision with respect to State law and indicates that, for state income tax purposes, interest income from Build America Bonds will be treated the same as if the interest was from any other tax exempt obligation issued by a state or local government. The Act, however, permits States to provide for different tax treatment for Build America Bonds if the State decides to do so. The Fund will invest in Build America Bonds from a number of different States and will annually provide information regarding the percentage of its income earned in each State. Depending on each State's tax laws, this information may be used in determining the dividend amount that may be exempt from your state and/or local income taxes. You should be aware that some States require a minimum percentage of home state bonds to permit the state tax exemption. Consult your tax advisor to determine whether such interest is exempt from your State and/or local taxes.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Fund under all applicable tax laws.

GENERAL INFORMATION

The Trust was organized as a Massachusetts business trust on June 12, 1998. If shareholders of the Fund are required to vote on any matters, shareholders are


14                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]






entitled to one vote for each Share they own. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the SAI for more information concerning the Trust's form of organization.

For purposes of the 1940 Act, Shares of the Trust are issued by the respective series of the Trust and the acquisition of Shares by investment companies is subject to the restrictions of section 12(d)(1) of the 1940 Act. The Trust has received exemptive relief from Section 12(d)(1) to allow registered investment companies to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions as set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.

From time to time, the Fund may advertise yield and total return figures. Yield is a historical measure of dividend income, and total return is a measure of past dividend income (assuming that it has been reinvested) plus capital appreciation. Neither yield nor total return should be used to predict the future performance of the Fund.

Morgan, Lewis & Bockius LLP serves as counsel to the Trust, including the Fund. Ernst & Young LLP serves as the independent registered public accounting firm and will audit the Fund's financial statements annually.

PREMIUM/DISCOUNT INFORMATION

The Fund had not commenced operations prior to the date of this Prospectus and therefore does not have information regarding how often the Shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the net asset value of the Fund during the past calendar year. When available, such information will be provided at http://www.spdrs.com.

FINANCIAL HIGHLIGHTS

The Fund had not commenced operations prior to the date of this Prospectus and therefore does not have financial information.


PRECISE IN A WORLD THAT ISN'T. TM                                             15

WHERE TO LEARN MORE ABOUT THE FUND

This Prospectus does not contain all the information included in the Registration Statement filed with the SEC with respect to the Fund's Shares. An SAI is on file with the SEC and provides more information about the Fund. The SAI is incorporated herein by reference (i.e., it is legally part of this Prospectus). These materials may be obtained without charge, upon request, by writing to the Distributor, State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, by visiting the Fund's website at http://www.spdrs.com or by calling the following number:

                      INVESTOR INFORMATION: 1-866-787-2257

The Registration Statement, including this Prospectus, the SAI, and the exhibits as well as any shareholder reports may be reviewed and copied at the SEC's Public Reference Room (100 F Street NE, Washington D.C. 20549) or on the EDGAR Database on the SEC's website (http://www.sec.gov). Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-942-8090. You may get copies of this and other information after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Shareholder inquiries may be directed to the Fund in writing to State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111 or by calling the Investor Information number listed above.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER OF THE FUND'S SHARES, AND, IF GIVEN OR MADE, THE INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE FUND. NEITHER THE DELIVERY OF THIS PROSPECTUS NOR ANY SALE OF SHARES SHALL UNDER ANY CIRCUMSTANCE IMPLY THAT THE INFORMATION CONTAINED HEREIN IS CORRECT AS OF ANY DATE AFTER THE DATE OF THIS PROSPECTUS.

DEALERS EFFECTING TRANSACTIONS IN THE FUND'S SHARES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, ARE GENERALLY REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO ANY OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS.

SPDRBABSPROS             The Trust's Investment Company Act Number is 811-08839.

                                                                     [SPDR LOGO]

                       SPDR(R) SERIES TRUST (THE "TRUST")

                       STATEMENT OF ADDITIONAL INFORMATION

                               Dated May 12, 2010

This Statement of Additional Information ("SAI") is not a prospectus. This SAI should be read in conjunction with the prospectus dated May 12, 2010, as may be revised from time to time.

                                                                       TICKER
SPDR Nuveen Barclays Capital Build America Bond ETF                    BABS

The SPDR Nuveen Barclays Capital Build America Bond ETF (the "Fund") is an exchange-traded fund which is a series of the Trust, and is discussed in this SAI. SSgA Funds Management, Inc. is the investment adviser ("Adviser") for the Fund. State Street Global Markets, LLC is the principal underwriter (referred to herein as "Distributor" or "Principal Underwriter") for the Fund's shares.

The Fund had not commenced operations as of the date of this SAI and therefore did not have financial information to report for the Trust's June 30, 2009 fiscal year end.

Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. Copies of the Prospectus may be obtained without charge by writing to State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, by visiting the Trust's website at www.spdrs.com or by calling 1-866-787-2257.

TABLE OF CONTENTS

General Description of the Trust..............................................     3
Investment Policies...........................................................     3
Special Considerations and Risks..............................................    19
Investment Restrictions.......................................................    21
Exchange Listing and Trading..................................................    22
Management of the Trust.......................................................    22
Brokerage Transactions........................................................    33
Book Entry Only System........................................................    34
Purchase and Redemption of Creation Units.....................................    35
Determination of Net Asset Value..............................................    40
Dividends and Distributions...................................................    41
Taxes.........................................................................    41
Capital Stock and Shareholder Reports.........................................    45
Counsel and Independent Registered Public Accounting Firm.....................    45

                        GENERAL DESCRIPTION OF THE TRUST

The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), consisting of multiple investment series, including the SPDR Nuveen Barclays Capital Build America Bond ETF (the "Fund"). The Trust was organized as a Massachusetts business trust on June 12, 1998. The offering of the Fund's shares ("Shares") is registered under the Securities Act of 1933, as amended (the "Securities Act"). The investment objective of the Fund is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specified market index (the "Index"). SSgA Funds Management, Inc. (the "Adviser") and Nuveen Asset Management (the "Sub-Adviser") manage the Fund. To the extent that a reference in this SAI refers to the "Adviser," such reference should also be read to refer to the Sub-Adviser where the context requires.

The Fund offers and issues Shares at its net asset value (sometimes referred to herein as "NAV") only in aggregations of a specified number of Shares (each, a "Creation Unit"). The Fund generally offers and issues Shares in exchange for a cash payment equal in value to a basket of securities included in its Index ("Deposit Cash") together with the deposit of a specified cash payment ("Cash Component"). The Trust reserves the right to permit or require the substitution of a basket of securities included in the Index ("Deposit Securities") in lieu of Deposit Cash (subject to applicable legal requirements). The Shares have been approved for listing and secondary trading on a national securities exchange (the "Exchange"). The Shares will trade on the Exchange at market prices. These prices may differ from the Shares' net asset values. The Shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. The Trust will accept offers to redeem Creation Units generally in-kind only; however, the Trust reserves the right to accept cash (subject to applicable legal requirements) in lieu of securities at its discretion, although it has no current intention of doing so. A Creation Unit of the Fund consists of 100,000 Shares.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the market value of the missing Deposit Securities as set forth in the Participant Agreement (as defined below). See "Purchase and Redemption of Creation Units." The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the U.S. Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities. In addition to the fixed creation or redemption transaction fee, either an additional transaction fee of up to three times the fixed creation or redemption transaction fee and/or an additional variable charge may apply.

                               INVESTMENT POLICIES

DIVERSIFICATION

The Fund is classified as a non-diversified investment company under the 1940 Act. A "non-diversified" classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means that the Fund may invest a greater portion of its assets in the securities of a single issuer than a diversified fund. The securities of a particular issuer may constitute a greater portion of the Index of the Fund and, therefore, the securities may constitute a greater portion of the Fund's portfolio. This may have an adverse effect on the Fund's performance or subject the Fund's Shares to greater price volatility than more diversified investment companies.

Although the Fund is non-diversified for purposes of the 1940 Act, the Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986 as amended ("Internal Revenue Code"), and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Internal Revenue Code may severely limit the investment flexibility of the Fund and may make it less likely that the Fund will meet its investment objective.

CONCENTRATION

The Fund's investments will generally be concentrated in a particular industry or group of industries to the extent that the Fund's underlying Index is concentrated in a particular industry or group of industries. The securities of issuers in particular industries may dominate the benchmark Index of the Fund and consequently the Fund's investment portfolio. This may adversely affect the Fund's performance or subject its Shares to greater price volatility than that experienced by less concentrated investment companies.

In pursuing its objective, the Fund may hold the securities of a single issuer in an amount exceeding 10% of the market value of the outstanding securities of the issuer, subject to restrictions imposed by the Internal Revenue Code. In particular, as the Fund's size grows and its assets increase, it will be more likely to hold more than 10% of the securities of a single issuer if the issuer has a relatively small public float as compared to other components in its benchmark Index.

BONDS

The Fund invests a substantial portion of its assets in bonds. A bond is an interest-bearing security issued by a company, governmental unit or, in some cases, a non-U.S. entity. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date.

An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. Most bonds bear interest income at a "coupon" rate that is fixed for the life of the bond. The value of a fixed rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed rate bond's yield (income as a percent of the bond's current value) may differ from its coupon rate as its value rises or falls. Fixed rate bonds generally are also subject to inflation risk, which is the risk that the value of the bond or income from the bond will be worth less in the future as inflation decreases the value of money. This could mean that, as inflation increases, the "real" value of the assets of the Fund holding fixed rate bonds can decline, as can the value of the Fund's distributions. Other types of bonds bear income at an interest rate that is adjusted periodically. Because of their adjustable interest rates, the value of "floating-rate" or "variable-rate" bonds fluctuates much less in response to market interest rate movements than the value of fixed rate bonds. The Fund may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of its investment portfolio. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

U.S. GOVERNMENT OBLIGATIONS

The Fund may invest a portion of its assets in U.S. Government obligations. U.S. Government obligations are a type of bond. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.

One type of U.S. Government obligations, U.S. Treasury obligations, are backed by the full faith and credit of the U.S. Treasury and differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years.

Other U.S. Government obligations are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, Federal National Mortgage Association ("FNMA"), the Government National Mortgage Association ("GNMA"), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Mortgage Corporation ("FHLMC"), the Federal Home Loan Banks ("FHLB"), Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac). Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, GNMA pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by FNMA, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the "Senior Preferred Stock Purchase Agreement" or "Agreement"). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury's funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including the Fund, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.

MUNICIPAL SECURITIES

General. The Fund will invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Municipal securities share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. The municipal securities which the Fund may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer's general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt industrial development bonds generally are also revenue bonds and thus are not payable from the issuer's general revenues. The credit and quality of industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

Some longer-term municipal securities give the investor the right to "put" or sell the security at par (face value) within a specified number of days following the investor's request--usually one to seven days. This demand feature enhances a security's liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, the Fund would hold the longer-term security, which could experience substantially more volatility.

The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell municipal securities, especially on short notice, than non-municipal securities. There may also be less information available on the financial condition of issuers of municipal securities than for public corporations. This means that it may be harder to buy and sell municipal securities, especially on short notice, and municipal securities may be more difficult for the Fund to value accurately than securities of public corporations. Since the Fund invests a significant portion of their portfolios in municipal securities, the Fund's portfolio may have greater exposure to liquidity risk than a fund that invests in non-municipal securities. In addition, the municipal securities market is generally characterized as a buy and hold investment strategy. As a result, the accessibility of municipal securities in the market is generally greater closer to the original date of issue of the securities and lessens as the securities move further away from such issuance date.

Municipal securities are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate more with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

Prices and yields on municipal securities are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the municipal security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of municipal securities may not be as extensive as that which is made available by corporations whose securities are publicly traded. As a result, municipal securities may be more difficult to value than securities of public corporations.

Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. In addition, municipal securities are subject to the risk that their tax treatment could be changed by Congress or state legislatures, thereby affecting the value of outstanding municipal securities. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal securities may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for municipal securities or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Fund's municipal securities in the same manner.

Municipal Leases and Certificates of Participation. Also included within the general category of municipal securities described in the Fund's Prospectus are municipal leases, certificates of participation in such lease obligations or installment purchase contract obligations (hereinafter collectively called "Municipal Lease Obligations") of municipal authorities or entities. Although a Municipal Lease Obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a Municipal Lease Obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the Municipal Lease Obligation. However, certain Municipal Lease Obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In the case of a "non-appropriation" lease, the Fund's ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, without recourse to the general credit of the lessee, and disposition or releasing of the property might prove difficult.

Municipal Insurance. A municipal security may be covered by insurance that guarantees the bond's scheduled payment of interest and repayment of principal. This type of insurance may be obtained by either (i) the issuer at the time the bond is issued (primary market insurance), or (ii) another party after the bond has been issued (secondary market insurance).

Both primary and secondary market insurance guarantee timely and scheduled repayment of all principal and payment of all interest on a municipal security in the event of default by the issuer, and cover a municipal security to its maturity, enhancing its credit quality and value.

Municipal security insurance does not insure against market fluctuations or fluctuations in the Fund's share price. In addition, a municipal security insurance policy will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond, or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity.

Because a significant portion of the municipal securities issued and outstanding is insured by a small number of insurance companies, an event involving one or more of these insurance companies could have a significant adverse effect on the value of the securities insured by that insurance company and on the municipal markets as a whole.

Municipal Market Disruption Risk. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of a municipal fund's distributions. If such proposals were enacted, the availability of municipal securities and the value of a municipal fund's holdings would be affected, and the Trustees would reevaluate the Fund's investment objectives and policies. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by the Fund.

CONSIDERATIONS REGARDING INVESTMENT IN CALIFORNIA MUNICIPAL SECURITIES

The Fund may be particularly affected by political, economic or regulatory developments affecting the ability of California tax-exempt issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California governmental issuers to maintain debt service on their obligations. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers. The information set forth below constitutes only a brief summary of a number of complex factors which may impact issuers of California municipal obligations, and does not include factors that may occur on a national and/or international level that may also have an adverse effect on the debt obligations of California issuers. The information is derived from sources that are generally available to investors, including the State's Treasurer's Office's Official Statement and other information promulgated by the State's Treasurer's Office, the Department of Finance and the State Controller's Office. The information is intended to give recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of California. Such information has not been independently verified by the Trust or its legal counsel, and the Trust and its legal counsel assume no responsibility for the completeness or accuracy of such information. The information can be found at the website of the California State Treasurer at www.treasurer.ca.gov. No such information is intended to be incorporated by reference into this Statement of Additional Information. It should be noted that the financial strength of local California issuers and the creditworthiness of obligations issued by local California issuers is not directly related to the financial strength of the State or the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

Certain debt obligations held by the Fund may be obligations of issuers that rely in whole or in substantial part on California state government revenues for the continuance of their operations and payment of their obligations. Whether and to what extent the California Legislature will continue to appropriate a portion of the State's General Fund to counties, cities and their various entities, which depend upon State government appropriations, is not entirely certain. To the extent local entities do not receive money from the State government to pay for their operations and services, their ability to pay debt service on obligations held by the Fund may be impaired.

Certain tax-exempt securities in which the Fund may invest may be obligations payable solely from the revenues of specific institutions, or may be secured by specific properties, which are subject to provisions of California law that could adversely affect the holders of such obligations. For example, the revenues of California health care institutions may be subject to state laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property.

California's economy is the largest state economy in the United States and one of the largest in the world. In addition to its size, California's economy is also one of the most diverse in the world, with major components in high technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. The relative proportion of the various components of the California economy closely resembles the make-up of the national economy. In May 2009, the Department of Finance projected that the California economy would contract sharply in calendar year 2009 and grow slowly in 2010, with the state's unemployment rate increasing in both years. Since the May 2009 projection, the national and California economies have slowed further, but there have been increasing signs that the rate of decline is moderating. According to the Department of Finance, while unemployment continues to increase, payroll employment continues to fall, and credit remains tight, the rate at which jobs are being lost has declined considerably and more and more financial markets are getting back to normal operation. According to the Department of Finance, although consumers remain cautious and capital spending remains weak, residential real estate markets are starting to improve.

California receives revenues from taxes, fees and other sources, the most significant of which are the personal income tax, sales and use tax and corporation tax. The state expends money on a variety of programs and services. Significant elements of state expenditures include education (both kindergarten through 12th grade and higher education), health and human services, correctional programs, transportation and debt service. Most of the major revenue sources of the State are deposited into the General Fund, which is the principal operating fund for the majority of the governmental activities of the State. As the Department of Finance reports, California, as the rest of the nation, is in a severe economic recession. According to the Department of Finance, personal income fell in the state in the fourth quarter of 2008 and the first quarter of 2009, down 0.2 percent from a year ago. The weak economy also resulted in a dramatic reduction in state tax revenues over the last two years. According to the State Controller, in August 2009, total General Fund revenues were down by $237 million or 3.6% from estimates made in the Amended 2009 Budget Act signed by the Governor on July 28, 2009 (the "Amended 2009 Budget Act"). This was largely due to personal income tax revenues that were 8.9% below estimates and sales tax revenues that were 5.5% below estimates. While corporate taxes were $27.3 million or 22.6% above estimates, the total for personal income, sales and corporate tax revenues combined were below estimates by $405 million or 6.5%.

California's 2008 Budget Act was enacted in mid-September 2008, as a result of difficulty balancing the budget with reduced revenues. The 2008 Budget Act, however, was based on revenue assumptions made in the spring of 2008, before the massive economic downturn in September and October of 2008. As a result, the Governor announced that the 2008 Budget Act would be billions of dollars out of balance, inducing the California Legislature to enact corrective actions. Consequently, the Initial 2009 Budget Act was adopted on February 19, 2009. However, the state continued to experience significant declines in revenues and other financial pressures. On July 24, 2009, the Legislature approved amendments to the Initial 2009 Budget Act and the Governor signed the Amended 2009 Budget Act on July 28, 2009. The Amended 2009 Budget Act includes an additional $24 billion in solutions to address the budget shortfall identified in the Initial 2009 Budget Act. Under the Amended 2009 Budget Act, General Fund revenues and transfers are projected to increase 6.4 percent, from $84.1 billion in fiscal year 2008-09 to $89.5 billion in fiscal year 2009-10, due to the enactment of certain temporary new revenue measures (as discussed further below). The Amended Budget Act contains $84.6

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billion in General Fund appropriations for 2009-10, as compared to $91.5 billion in 2008-09, a 7.6 percent decrease. The total reserve for the State is projected to be $500 million in 2010, as compared to negative $4.5 billion in 2009.

The Amended 2009 Budget Act as well as other budget initiatives are summarized below. However, the Amended 2009 Budget Act and related legislation addressing the state's financial situation are based on a variety of assumptions. There can be no assurances that the financial condition of the state will not be further materially adversely affected by actual conditions or circumstances, including but not limited to: 1) the state's economic performance being significantly worse that projected, resulting in lower cash receipts from major tax sources;
2) furloughs and/or layoffs of State workers resulting in potential General Fund revenue loss; 3) current and future legal challenges to budget solutions as well as other numerous legal proceedings the state is a party to; 4) the potential that the state may be required by orders of a federal court to fund prison healthcare improvements in excess of amounts set forth in the Amended 2009 Budget Act; and 5) the impact of any current or future legislation.

BUDGET INITIATIVES

Cash Management

The State has regularly issued short-term obligations to meet cash flow needs in the form of a type of external borrowing called "revenue anticipation notes" ("RANs"). RANs mature prior to the end of fiscal year issuance. The State has issued RANs in 22 of the last 23 fiscal years to partially fund timing differences between receipts and disbursements, as the majority of General Fund revenues are received in the last part of the fiscal year. If additional external cash flow borrowings are required, the State has issued revenue anticipation warrants ("RAWs"), which can mature in a subsequent fiscal year. RANs and RAWs are both payable from any "Unapplied Money" in the General Fund on their maturity date, subject to the prior application of such money in the General Fund to pay "Priority Payments," payments made to, among other things,
(i) support the public school system and public institutions of higher education, (ii) pay principal on general obligation bonds and general obligation notes of the state (as described below), (iii) reimburse local governments for certain reductions in ad valorem property taxes, (iv) provide reimbursement from the General Fund to any special fund or account to the extent such reimbursement is legally required to be to repay borrowings and (v) pay, among other things, state employees' wages and benefits, state payments to pension and other state employee benefit trust funds and lease payments to support lease revenue bonds. For the 2008-09 fiscal year, the State's cash management plan anticipated the issuance of a total of $7 billion of RANs, beginning with the initial issuance of $5 billion worth of RANs, with additional notes to be sold at a later date. However, the state did not issue additional RANs, following the release of reduced projections of revenues. Without the additional money from a second RAN sale, starting in February 2009, the Controller deferred making payments, such as tax refunds to certain vendors and payments to counties for certain social services during the month of February 2009. The February 2009 Budget Package included several bills to improve the state's cash management resources, including authorization of additional internal borrowings from special funds and the deferral of certain payments to schools and local governments. In addition, the state received early payment from the federal economic stimulus bill and issued $500 million of new RANs. In March 2009, the state was able to repay all deferred payments and all of its other obligations through June 30, 2009, including the repayment of $5.5 billion of RANS. On July 2, 2009, facing a potential cash shortage, the Controller issued registered warrants to pay certain lower-priority state obligations. Registered warrants are interest bearing obligations (commonly known as "IOUs") that may be issued with or without a maturity date. The state issued approximately $2.6 billion of registered warrants to pay a variety of obligations commencing on July 2, 2009, all of which were called for early redemption and ceased to accrue interest as of September 3, 2009. Approximately $590 million of registered warrants have yet to be presented for redemption and remain outstanding as of September 2009. Since the 1930s, the state had only issued registered warrants once before, in 1992, during another economic recession and in the midst of a delayed budget enactment. During the period from July 2 to September 4, 2009, the state continued to pay its highest priority obligations, including payments to schools, with normal warrants and debt service on state bonds. On August 27, 2009, the state issued interim RANs of $1.5 billion, with a maturity date of October 5, 2009.

Special Fund for Economic Uncertainties

The Special Fund for Economic Uncertainties ("SFEU") is funded with General Fund revenues and was established to protect the State from unforeseen revenue reductions and/or unanticipated expenditure increases. The State Controller may transfer amounts in the SFEU to the General Fund as necessary to meet cash needs of the General Fund and such transfers are characterized as "loans." The State Controller must then return the money so transferred without payment of interest as soon as there is sufficient money in the General Fund. The State Controller is also authorized to transfer the unencumbered balance in the General Fund to the SFEU, as of the end of each fiscal year.

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Budget Stabilization Account

In March 2004, voters approved Proposition 58, which amended the California State Constitution to require balanced budgets in the future, yet this has not prevented the State from enacting budgets that rely on borrowing. Proposition 58 establishes a special budgetary reserve, the Budget Stabilization Account ("BSA"). Beginning with fiscal year 2006-07, a specified portion of estimated annual General Fund revenues was transferred by the State Controller into the BSA (to reach a ceiling of 3 percent by 2008-09). These transfers would continue until the balance in the BSA reached $8 billion or 5 percent of the estimated General Fund revenues for that fiscal year, whichever is greater. The annual transfer requirement would go back into effect whenever the balance falls below $8 billion or the 5 percent mark. The BSA is used to repay the ERBs and provide a "rainy-day" fund for future economic downturns or natural disasters. Proposition 58 also allows the Governor to declare a fiscal emergency whenever he or she determines that General Fund revenues will decline below budgeted expenditures, or expenditures will increase substantially above available resources. Finally, it requires the State legislature to take action on legislation proposed by the Governor to address fiscal emergencies.

The 2007, 2008 and 2009 Budget Acts give the Director of Finance authority to transfer money from the BSA back into the General Fund in an amount determined by the Director of Finance to be sufficient to ensure there is a prudent General Fund balance. Using this authority, the Director of Finance ordered the transfer of the entire balance of $1.494 billion from the BSA to the General Fund to address a fiscal emergency proclaimed by the Governor on January 10, 2008 due to a $24.3 billion budget deficit identified in the 2008-09 Budget. Consequently, on May 28, 2008, the Governor suspended the 2008-09 transfer of $3.018 billion from the General Fund to the BSA, as had been proposed in the 2008-09 Budget. Due to a drastic decline in General Fund revenues, the Governor issued an Executive Order on May 29, 2009, suspending the 2009-10 transfer estimated at approximately $2.8 billion from the General Fund to BSA. There are currently no monies in the BSA.

AMENDED 2009 BUDGET ACT

The Amended 2009 Budget Act includes several major changes in General Fund revenues. The Amended 2009 Budget Act did not include any additional tax increases over those provided for pursuant to the Initial 2009 Budget Act, though it does include certain tax law changes intended to increase tax compliance and accelerate the receipt of revenues. As part of the Amended 2009 Budget Act, the Department of Finance assumed that revenues in fiscal year 2009-10 would be $3.0 billion lower than the level assumed in the 2009-10 May forecast. Additional revenues were expected to be generated from the following tax law changes: (i) temporary sales tax law increase effective April 1, 2009 through June 30, 2011; (ii) a temporary increase in vehicle license fees effective May 19, 2009 through June 30, 2011; (iii) additional purchase income tax surcharge; and (iv) temporary reduction in the personal income tax exemption credit for dependents. However, the expected additional revenue from these tax law changes did not take into account the $3.0 billion reduction in anticipated revenues. Other tax law changes are expected to affect the General Fund. For example, requiring non-retailers to register with the Board of Equalization and submit tax returns that were subject to the use tax but for which no such tax has yet been paid is expected to increase General Fund sales and use tax revenue by $26 million in 2009-10 and $123 million in 2010-11. Accelerated estimated tax payments are expected to accelerate $250 million in personal income tax receipts and $260 million in corporate tax receipts, while accelerated wage withholding is expected to accelerate $1.7 billion of personal income tax receipts into 2009-10. Requiring backup withholding on gambling winnings and for individuals or entities that report payments on IRS Form 1099 is expected to increase personal income tax revenues by $32 million in 2009-10.

ABOUT MUNICIPAL OBLIGATIONS

As of August 1, 2009, the State had outstanding approximately $68.8 billion aggregate principal amount of long-term general obligation bonds, of which approximately $58.9 billion were payable primarily from the state's General Fund, and approximately $9.9 billion were payable first from the other revenue sources. As of August 1, 2009, there were unused voter authorizations for the future issuance of approximately $54.7 billion of long-term obligation bonds, some of which may first be issued as commercial paper notes. Of this unissued amount, approximately $1.3 billion are for bonds payable first from other revenue sources. The general obligation bond law also permits the state to issue as variable rate indebtedness up to 20 percent of the aggregate amount of long-term general obligation bonds outstanding. As of August 1, 2009, the state had outstanding $7.3 billion principal amount of variable rate general obligation bonds (which includes a portion of Economic Recovery Bonds ("ERBs") described below), representing about 10.5 percent of the state's total outstanding general obligation bonds as of that date. The state is required to pay the principal of any general obligation bonds, with the exception of ERBs, which are subject to optional or mandatory tender. After August 1, 2009, the statue issued $199.9 million of general obligation bonds with a mandatory tender date of November, 2012, in a private placement to a government entity. As noted, the state may also issue commercial paper notes, some, but not all, of which may be renewed or refunded by the issuance of long-term bonds. It is currently the state's policy to use commercial paper notes for a portion of the interim funding of voter-approved projects. The balance of such funding has been done through internal borrowing by the state. The state then issues long-term general obligation bonds from time to time to retire its general obligation commercial paper notes (and internal loans). As of August 26, 2009, approximately $1.5 billion in aggregate principal amount of general obligation commercial paper notes were outstanding.

In addition to general obligation bonds, the State also issues lease purchase obligations. Under these arrangements, the State Public Works Board, another state or local agency or a joint powers authority issues bonds to pay for the construction of facilities such as office buildings, university buildings or correctional institutions. These facilities are leased to a state agency, the California State University, or the University of California under a long-term lease that provides the source of payment of the debt service on the lease-purchase bonds. As of August 1, 2009, the State had approximately $8 billion in outstanding General Fund-supported lease purchase obligations. The State Public Works Board, which is authorized to sell lease revenue bonds, had approximately $11.6 billion of authorized and unissued lease revenue bonds as of August 1, 2009. Certain state agencies and authorities also issue revenue bonds for which the General Fund has no liability. As of June 30, 2009, state agencies and authorities had approximately $53 billion aggregate principal amount of revenue bonds and notes outstanding which are non-recourse to the General Fund. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary from the credit quality of those obligations backed by the full faith and credit of the State.

Between November 2006 and August 2009, voters and the Legislature authorized more than $60 billion of new general obligation bonds and lease revenue bonds, which are paid solely from the General Fund. This new authorization substantially increased the current amount of such General Fund-supported debt authorized and issued to approximately $66.3 billion as of August 1, 2009. The amounts and timing of future issuance of general obligation and lease revenue bonds will depend on a variety of factors, including the actual timing of expenditure needs for the various programs for which such bond are to be issued, the amount and timing of interim financing provided to the programs, the interest rate and other market conditions at the time of issuance, and the timing and amounts of additional general obligation bonds or lease revenue bonds that may be approved. The Amended 2009 Budget Act assumes that $14 billion of general obligation bonds will be issued in fiscal year 2009-10.

Economic Recovery Bonds

In March 2004, voters approved Proposition 57, the California Economic Recovery Bond Act, authorizing the issuance of up to $15 billion in Economic Recovery Bonds ("ERBs") to finance the State's negative General Fund balance.

The repayment of the ERBs is secured by a pledge of revenues from an increase in the State's share of the sales and use tax of 0.25% starting July 1, 2004. In addition, as voter-approved general obligation bonds, the ERBs are secured by the State's full faith and credit and payable from the General Fund in the event the dedicated sales and use tax revenue is insufficient to repay the bonds. However, moneys in the General Fund will only be used in the event the dedicated sales and use tax revenue is insufficient to repay the bonds. In order to relieve cash flow and budgetary shortfalls identified in the 2008-09 Governor's Budget, the state issued approximately $3.179 billion of ERBs on February 14, 2008, generating net proceeds of $3.313 billion which were transferred to the General Fund. No further ERBs can be issued under Proposition 57, except refunding bonds which may be issued in the future.

Tobacco Settlement Revenue Bonds

In 1998, the state signed a settlement agreement with four major cigarette manufacturers (the "Manufacturers"). Under the settlement agreement, the Manufacturers agreed to make payments to the state in perpetuity, which payments amount to approximately $25 billion (subject to adjustments) over the first 25 years. Half of the payments made by the Manufacturers will be paid to the state and half to local governments (all counties and cities of San Diego, Los Angeles, San Francisco and San Jose). In connection with the settlement, a bill was enacted authorizing the issuance of revenue bonds secured by the tobacco settlement revenues received beginning in the 2003-04 fiscal year. In 2003, in connection with a second sale of the bonds, the bill was amended to require the Governor to request an appropriation from the General Fund in the annual Budget Act to pay debt service and other related costs of the tobacco settlement revenue bonds secured by the second (and only the second sale) of the bonds when such tobacco settlement revenues are insufficient. Tobacco settlement revenue bonds are neither general nor legal obligations of the state or any of its political subdivisions and neither the faith and credit nor the taxing power nor any other assets or revenues of the state or any political subdivision is or shall be pledged to the payment of any such bonds, with the exception of the General Fund appropriation request previously discussed. Although payments have been adjusted in the past, to date, tobacco settlement revenues have been sufficient to pay debt service with respect to the bonds, and therefore no request for an appropriation has ever been invoked.

California has always paid the principal of and interest on its general obligation bonds, general obligation commercial paper notes, lease-purchase obligations and short-term obligations, including RANs and RAWs, when due. As of the last Official Statement from

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

the Treasurer's Office released at the end of September 2009, the state's general obligation bonds were rated "Baa1" by Moody's, "A" by S&P, and BBB by Fitch. The RANs have received ratings of MIG 1, SP-1 and F-2 by Moody's, S&P and Fitch, respectively. It should be recognized that these ratings are not an absolute standard of quality, but rather general indicators. Such ratings reflect only the view of the originating rating agencies, from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the market price of the State municipal obligations in which the Fund invests.

Constitutional and statutory amendments as well as budget developments may affect the ability of California issuers to pay interest and principal on their obligations. The overall effect may depend upon whether a particular California tax-exempt security is a general or limited obligation bond and on the type of security provided for the bond. It is possible that measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future.

CONSIDERATIONS REGARDING INVESTMENT IN NEW YORK MUNICIPAL SECURITIES

The Fund may be particularly affected by political, economic or regulatory developments affecting the ability of New York tax-exempt issuers to pay interest or repay principal. Investors should be aware that certain issuers of New York tax-exempt securities have at times experienced serious financial difficulties. A reoccurrence of these difficulties may impair the ability of certain New York issuers to maintain debt service on their obligations. The following information provides only a brief summary of the complex factors affecting the financial situation in New York, and does not include factors that may occur on a national and/or international level that may also have an adverse effect on issuers' ability to maintain debt service on their obligations. The information is primarily derived from the Annual Information Statement of the State of New York and updates and supplements thereto. These sources are prepared by the Department of Budget and are available to investors at www.budget.state.ny.us. The information is intended to give a recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of New York. Such information has not been independently verified by the Trust or its legal counsel and the Trust and its legal counsel assume no responsibility for the completeness or accuracy of such information. It should be noted that the creditworthiness of obligations issued by local New York issuers may be unrelated to the creditworthiness of obligations issued by New York city and state agencies, and that there is no obligation on the part of New York State to make payment on such local obligations in the event of default.

The Annual Information Statement ("AIS") of the State of the New York is provided by the Department of Budget ("DOB") subsequent to the fiscal year end of March 31. The AIS constitutes the official disclosure statement regarding the financial condition of the State of New York. The information provided below is based on the AIS dated May 15, 2009 and the Update to Annual Information Statement dated July 30, 2009 ("First Quarterly Update"). The AIS is updated on a quarterly basis. No such information is intended to be incorporated by reference in this Statement of Additional Information.

The State accounts for all of its spending and revenues by the fund in which the activity takes place and the broad category or purpose of that activity. Funds include the General Fund and other funds specified for dedicated purposes (collectively, "State Operating Funds"). The State Constitution requires the Governor to submit an Executive Budget that is balanced on a cash basis in the General Fund, which is the fund that receives the majority of State taxes, and all income not earmarked for a particular program or activity. Since the Governor is statutorily required to balance the General Fund, it is often the focus of the State's budget discussion. Each year, the Legislature and the Governor enact an Enacted Budget Financial Plan ("Enacted Budget") which is prepared by the DOB and contains estimates for the upcoming fiscal year and projections for the next two fiscal years. This year, the Enacted Budget contains estimates for the 2009-2010 fiscal year and projections for the 2010-11 through 2012-13 fiscal years.

The State's economy and finances are subject to many complex, economic, social, environmental and political risks and uncertainties, many of which are outside of the ability of the State to control. These include, but are not limited to, the performance of the national and State economies and the impact of continuing write-downs and other costs on the profitability of the financial services sector, and the concomitant effect on bonus income and capital gains realizations; the impact of calendar year 2008 wage and bonus activity on the State tax settlement in fiscal year 2009-10; access to the capital markets in light of the disruption in the municipal bond market; litigation against the State, including challenges to certain tax actions and other actions authorized in the Enacted Budget; and actions taken by the Federal government, including audits, disallowances, and change in aid levels. Such risks and uncertainties may affect the Enacted Budget unpredictably from fiscal year to fiscal year.

According to the First Quarterly Update, the DOB is projecting declines in several of the State's economic indicators, greater than those that followed in the wake of September 11. Private sector employment is projected to fall 2.7 percent, the largest annual decline since 1990. The DOB also estimates that State wages will experience the largest annual decline in the history of available data. According to the First Quarterly Update, the DOB projects that the decline in State wages, combined with the depressed equity and real estate markets, will severely impact virtually all of the State's revenue sources. Total personal tax income collections for 2009-10 are expected to decline by 2.0 from the prior fiscal year, and collection results for the income tax in April and May were below the same period a year ago, and $503 million below the Enacted Budget projection. As a result, income tax collections for the fiscal year are expected to be $1.1 billion below the Enacted Budget forecast. Also according to the First Quarterly Update, projected sales tax receipts have been lowered by more than $400 million from the Enacted Budget estimate. The amount of sales tax receipts received fell below the prior year's amount in October 2008, and have declined each month thereafter--representing the largest declines in the history of available data.

Revised General Fund Receipts and Disbursements Estimates

The General Fund finances various state programs including, among other programs, school aid, Medicaid and higher education. The General Fund receives the majority of the State's tax money, specifically revenue from personal income, sales and business taxes. As a result of the projected decline in personal income tax and sales tax receipts, as well as the overall economic downturn, the DOB has significantly revised its estimates and projections for 2009-10 in the First Quarterly Update. The DOB has made revisions to estimated receipts of the General Fund, which have affected estimates for General Fund disbursements.

According to the First Quarterly Update, although the DOB estimate of a $1.4 billion balance for the 2009-10 fiscal year end remains unchanged from the Enacted Budget, the DOB has revised the estimated General Fund receipts downward by $1.97 billion to $52.4 billion in 2009-10. The most significant downward revisions were to personal income taxes and sales taxes receipts, as previously discussed. According to the First Quarterly Update, estimates for other tax sources, as well as receipts from investment income and the disposition of abandoned property, have also been reduced on an updated assessment of market conditions. The estimates for General Fund disbursements have also been revised to $55.1 billion in the First Quarterly Update, a $151 million increase from the Enacted Budget forecast. This primarily reflects lower estimates from receipts from lottery proceeds, which results in a corresponding increase in General Fund support for school aid. Additionally, starting in 2010-11, the DOB projects substantial increases in state share pension contributions to state employer retirement programs, as a result of expected lower rates of return on fund investments, which result in corresponding costs to the State.

The DOB estimates that, absent legislative and administrative action, the changes to the General Fund receipts and disbursements forecast in the First Quarterly Update will result in a budget gap of $2.1 billion in the current fiscal year, with budget gaps increasing in future years. According to the First Quarterly Update, the Governor will propose a Program to Eliminate the GAP ("PEG"), which proposes substantial reductions in local assistance and other spending. The PEG is expected to be ready for legislative consideration in the fall 2009.

STATE DEBT AND OTHER FINANCING ACTIVITIES

State-related debt consists of State-supported debt, where the State, subject to an appropriation, is directly responsible for paying debt service, as well as State-guaranteed debt (to which the full faith and credit of the State has been pledged), moral obligation financings and certain contingent-contractual obligation financings, where debt service is expected to be paid from other sources and State appropriations are contingent in that they may be made and used only under certain circumstances. State-supported debt is a subset of State-related debt. It includes general obligation debt, to which the full faith and credit of the State has been pledged, and lease-purchase and contractual obligations of public authorities and municipalities where the State's legal obligation to make payments to those public authorities and municipalities is subject to and paid from annual appropriations made by the Legislature. General obligation debt and lease-purchase obligations are discussed in greater detail below. The State also issues interest rate exchange agreements and variable rate obligations.

The State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

General Obligation Bonds

There is no constitutional limit on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State. However, the Debt Reform Act of 2000 ("Debt Reform Act") imposed statutory limitations on new State-supported debt issued on and after April 1, 2000. The State Constitution provides that general obligation bonds must be paid in equal annual principal installment or installments that result in substantially level or declining debt service payments, mature within 40 years of issuance, and begin to amortize not more than one year after the issuance of such bonds. General obligation housing bonds must be paid within 50 years of issuance, with principal commencing no more than three years after issuance. The Debt Reform Act limits the maximum term of State-supported bonds to thirty years. Under the State Constitution, the State may undertake short-term borrowings without voter approval. Long-term general obligation borrowing is prohibited unless authorized for a specified amount and purpose by the Legislature and approved by the voters.

In the State, general obligation debt is currently authorized for transportation, environment and housing purposes. The amount of general obligation bonds issued in the 2008-09 fiscal year (excluding refunding bonds) was approximately $ 455 million ($268 million for the prior year), and as of March 31, 2009, the total amount of general obligation debt outstanding was $
3.3 billion ($3.2 billion for the prior year).

The DOB projects that approximately $599 million in general obligation bonds will be issued in 2009-10 ($457 million for the prior year).

Lease-Purchase and Contractual Obligation Financings and Personal Income Tax Revenue Bonds

The State utilizes certain long-term financing mechanisms, lease-purchase and contractual-obligation financings which involve obligations of public authorities or municipalities where debt service is payable by the State, but which are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance certain payments to local governments, various capital programs, including those which finance the State's highway and bridge program, SUNY and CUNY educational facilities, health and mental hygiene facilities, prison construction and rehabilitation, economic development projects, State buildings and housing programs, and equipment acquisitions, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State.

Debt service payable to certain public authorities from State appropriations for such lease-purchase and contractual obligation financings may be paid from general resources of the State or from dedicated tax and other sources (e.g., State personal income taxes, motor vehicle and motor fuel related-taxes, dormitory facility rentals, and patient charges). Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments.

The State also issues Personal Income Tax ("PIT") Revenue Bonds through authorized issuers of the State that are used to fund various capital programs. While lease-purchase and contractual obligations have financed the State's capital programs, the DOB expects that State PIT Revenue Bonds will continue to be the primary financing vehicle for a broad range of existing or new State-supported debt programs authorized to be secured by service-contract or lease-purchase payments. According to the AIS, as of March 31, 2009, approximately $13.7 billion of State PIT Revenue Bonds were outstanding. The Enacted Budged projects that $4.1 billion of State PIT Revenue Bonds will be issued in 2009-10. Additionally, the Enacted Budget authorizes the use of PIT revenue bonds to finance the mental health facilities program, due to the turbulence in the credit markets. Credit spreads for bonds issued to support the State's mental health programs have diverged by more than 100 basis points from PIT bonds.

The State may also enter into statutorily authorized contingent-contractual obligation financings under which the State may enter into service contracts obligating it to pay debt service on bonds, subject to annual appropriation, in the event there are shortfalls in revenues from other non-State resources pledged or otherwise available, to pay the debt service on bonds. According to the AIS, the State has never been required to make any payments, and does not expect to make any payments, under this financing arrangement in the 2009-10 fiscal year. Pursuant to specific constitutional authorization, the State may also directly guarantee certain public authority obligations. The only current authorization provides for a State guarantee of repayment for designated projects of the repayment of certain borrowings for designated projects of the New York State Job Development Authority ("JDA"). As of March 31, 2009, JDA had approximately $32.5 million of bonds outstanding. According to the AIS, the State has never been called upon, and does not anticipate being called upon in the 2009-10 fiscal year, to make any payments pursuant to the State guarantee.

Net Variable Rate Obligations and Interest Rate Exchange Agreements

Issuers of State-supported debt are also authorized to issue limited amounts of variable rate debt instruments and enter into a limited amount of interest rate exchange agreements. Each is limited to no more than 20 percent of total outstanding State-supported debt. According to the AIS, as of March 31, 2009, both the amount of outstanding variable rate debt instruments and interest rate exchange agreements are less than the authorized totals of 20 percent of total outstanding State-supported debt, and are projected to be below the caps for the entire period through 2012-13.

Debt Reduction and Debt Reform Cap

According to the First Quarterly Update, debt outstanding and debt service costs are expected to remain below the limits imposed in the Debt Reform Act. The available room under the debt outstanding cap is expected to decline from 0.98 percent ($9.2 billion) in 2008-09 to 0.06 percent ($700 million) in 2013-14. According to the First Quarterly Update, this projection represents an improvement compared to the Enacted Budget, which projected debt outstanding exceeding the cap beginning in 2012-13. The revised projections primarily reflect an improved forecast for State personal income for future years. However, projections for cap calculations are subject to change, as they are extremely sensitive to the volatility of personal income levels. Additionally, the State utilizes the Debt Reduction Reserve Fund ("DRRF"), created in 1998, to set aside resources to reduce State-supported indebtedness. Since 1999-2000, over $1.3 billion has been deposited to the DRRF and used to (i) pay cash for projects that would otherwise have been bond financed, (ii) defease high cost debt or (iii) provide resources to redeem existing high-cost State-supported debt. According to the AIS, the State spent $49 million of DRRF in 2008-09 to defease high cost-debt. The Enacted Budget for 2009-10 authorizes up to $250 million for the DRRF to deal with uncertain market conditions.

Conclusion

The fiscal stability of New York State is related to the fiscal stability of the State's municipalities, its agencies and public authorities. This is due in part to the fact that agencies, authorities and local governments in financial trouble often seek State financial assistance.

Public authorities are the State's public benefit corporations, created pursuant to State law. These authorities have various responsibilities, including those that finance, construct and/or operate revenue-producing public facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself, and may issue bonds and notes within the amounts and restrictions set forth in their legislative authorization. The State's access to public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if certain of its public authorities were to default on their respective obligations, particularly those using State-supported and State-related debt. As of December 31, 2009, the aggregate outstanding debt, including refunding bonds, of these public authorities was approximately $140 billion, only a portion of what constitutes State-supported or State-related debt. Also, there are statutory arrangements providing for State local assistance payments otherwise payable to localities, to be made under certain circumstances directly to the authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to authorities under these arrangements, if local assistance payments are diverted the affected localities could seek additional State assistance. Some authorities also receive monies from State appropriations to pay for the operating costs of certain of their programs.

According to the AIS, the fiscal demands on the State may be affected by the fiscal condition of New York City and other localities. New York City relies in part on State aid to balance its budget and meet its cash requirements. Certain other localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. Ultimately, localities or any of their respective public authorities may suffer from serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State.

The State is also a party to various legal proceedings and claims, some of which include potential monetary claims that the State deems to be material (generally in excess of $100 million). Such proceedings and claims could adversely affect the State's finances in the 2009-10 fiscal year or thereafter.

BUILD AMERICA BONDS

The Fund invests in Build America Bonds. Build America Bonds offer an alternative form of financing to state and local governments whose primary means for accessing the capital markets has historically been through the issuance of tax-free municipal bonds. The Build America Bond program allows state and local governments to issue taxable bonds for capital projects and to receive a direct federal subsidy payment from the Treasury Department for a portion of their borrowing costs. There are two general types of Build America Bonds. The first type of Build America Bond provides a Federal subsidy through Federal tax credits to investors in the bonds in an amount equal to 35 percent of the total coupon interest payable by the issuer on taxable governmental bonds (net of the tax credit), which represents a Federal subsidy to the state or local governmental issuer equal to approximately 25 percent of the total return to the investor (including the coupon interest paid by the issuer and the tax credit). The second type of Build America Bond provides a Federal subsidy through a refundable tax credit paid to state or local governmental issuers by the Treasury Department and the IRS in an amount equal to 35 percent (or 45 percent in the case of Recovery Zone Economic Development Bonds) of the total coupon interest payable to investors in these taxable bonds.

Issuance of Build America Bonds will cease on December 31, 2010 unless the relevant provisions of the Act are extended. In the event that the Build America Bond program is not extended, the Build America Bonds outstanding at such time will continue to be eligible for the federal interest rate subsidy, which continues for the life of the Build America Bonds; however, no bonds issued following expiration of the Build America Bond program will be eligible for the federal tax subsidy.

LENDING PORTFOLIO SECURITIES

The Fund may lend portfolio securities to certain creditworthy borrowers in an amount not to exceed one third (33 1/3%) of the value of its total assets. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. The Fund may terminate a loan at any time and obtain the return of the securities loaned. The Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

The Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board of Trustees (the "Board") who administer the lending program for the Fund in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from the Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program. State Street Bank and Trust Company ("State Street"), an affiliate of the Trust, has been approved by the Board to serve as securities lending agent for the Fund and the Trust has entered into an agreement with State Street for such services. Among other matters, the Trust has agreed to indemnify State Street for certain liabilities. State Street has received an order of exemption from the Securities and Exchange Commission ("SEC") under Sections 17(a) and 12(d)(1) under the 1940 Act to serve as the lending agent for affiliated investment companies such as the Trust and to invest the cash collateral received from loan transactions to be invested in an affiliated cash collateral fund.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), "gap" risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. Although State Street has agreed to provide the Fund with indemnification in the event of a borrower default, the Fund is still exposed to the risk of losses in the event a borrower does not return the Fund's securities as agreed. For example, delays in recovery of lent securities may cause the Fund to lose the opportunity to sell the securities at a desirable price.

LEVERAGING

While the Fund does not anticipate doing so, the Fund may borrow money in an amount greater than 5% of the value of the Fund's total assets. Borrowing for investment purposes is one form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of the Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds

REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which the Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next Business Day - as defined below). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument.

In these repurchase agreement transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. No more than an aggregate of 15% of the Fund's net assets will be invested in illiquid securities, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

REVERSE REPURCHASE AGREEMENTS

The Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The Fund's exposure to reverse repurchase agreements will be covered by securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered borrowings. Although there is no limit on the percentage of fund assets that can be used in connection with repurchase agreements, the Fund does not expect to engage, under normal circumstances, in reverse repurchase agreements with respect to more than 33 1/3% of their respective total assets.

COMMERCIAL PAPER

The Fund may invest in commercial paper as described in the Prospectus. Commercial paper consists of short-term, promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing.

OTHER SHORT-TERM INSTRUMENTS

In addition to repurchase agreements, the Fund may invest in short-term instruments, including money market instruments, (including money market funds advised by the Adviser), repurchase agreements, cash and cash equivalents, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds (including those advised by the Adviser); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises);
(iii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1" by S&P, or if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

INVESTMENT COMPANIES

The Fund may invest in the securities of other investment companies, including money market funds, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Pursuant to Section 12(d)(1), the Fund may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law, regulation, the Fund's investment restrictions and the Trust's exemptive relief, the Fund may invest its assets in securities of investment companies that are money market funds, including those advised by the Adviser or otherwise affiliated with the Adviser, in excess of the limits discussed above.

If the Fund invests in and, thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.

FUTURES CONTRACTS, OPTIONS AND SWAP AGREEMENTS

The Fund may invest up to 20% of its assets in derivatives, including exchange-traded futures and options contracts and swap agreements (including credit default swaps). The Fund will segregate cash and/or appropriate liquid assets if required to do so by SEC or Commodity Futures Trading Commission ("CFTC") regulation or interpretation.

Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity or security at a specified future time and at a specified price. Index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

The Fund is required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, the Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

The Fund may purchase and sell put and call options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

The Fund intends to use futures and options in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Fund may use exchange-traded futures and options, together with positions in cash and money market instruments, to simulate full investment in its underlying Index. Exchange-traded futures and options contracts may not be currently available for the Index. Under such circumstances, the Adviser may seek to utilize other instruments that it believes to be correlated to the Index components or a subset of the components. The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 so that the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

Restrictions on the Use of Futures and Options. In connection with its management of the Fund, the Adviser has claimed an exclusion from registration as a commodity trading advisor under the CEA and, therefore, is not subject to the registration and regulatory requirements of the CEA. The Fund reserves the right to engage in transactions involving futures and options thereon to the extent allowed by the CFTC regulations in effect from time to time and in accordance with the Fund's policies. The Fund would take steps to prevent its futures positions from "leveraging" its securities holdings. When it has a long futures position, it will maintain with its custodian bank, cash or equivalents. When it has a short futures position, it will maintain with its custodian bank assets substantially identical to those underlying the contract or cash and equivalents (or a combination of the foregoing) having a value equal to the net obligation of the Fund under the contract (less the value of any margin deposits in connection with the position).

Swap Agreements. The Fund may enter into swap agreements; including interest rate, index, and total return swap agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Fund.

In the case of a credit default swap ("CDS"), the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed payment from the other party (frequently, the par value of the debt security). As the seller of a CDS contract, the Fund would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporate issuer, with respect to debt obligations. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would be subject to investment exposure on the notional amount of the swap.

CDSs may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. The Fund will segregate assets necessary to meet any accrued payment obligations when it is the buyer of CDS. In cases where the Fund is a seller of a CDS, if the CDS is physically settled, the Fund will be required to segregate the full notional amount of the CDS. Such segregation will not limit the Fund's exposure to loss.

CDS agreements involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, illiquidity risk associated with a particular issuer, and credit risk, each of which will be similar in either case, CDSs are subject to the risk of illiquidity within the CDS market on the whole, as well as counterparty risk. The Fund will enter into CDS agreements only with counterparties that meet certain standards of creditworthiness. The Fund will only enter into CDSs for purposes of better tracking the performance of the Index.

FUTURE DEVELOPMENTS

The Fund may take advantage of opportunities in the area of options and futures contracts, options on futures contracts, warrants, swaps and any other investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure.

RATINGS

An investment-grade rating means the security or issuer is rated investment-grade by Moody's(R) Investors Service ("Moody's"), Standard & Poor's(R) ("S&P"), Fitch Inc., Dominion Bond Rating Service Limited, or another credit rating agency designated as a nationally recognized statistical rating organization by the SEC, or is unrated but considered to be of equivalent quality by the Adviser.

Subsequent to purchase by the Fund, a rated security may cease to be rated or its rating may be reduced below an investment grade rating. Bonds rated lower than Baa3 by Moody's or BBB- by S&P or, with respect to short-term ratings of municipal securities, rated below VMIG-3 by Moody's, A-3 by S&P, or F-3 by Fitch, are below investment grade quality and are obligations of issuers that are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy and increased market price volatility. Such securities ("lower rated securities") are commonly referred to as "junk bonds" and are subject to a substantial degree of credit risk. Lower rated securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by securities issued under such circumstances are substantial. Bonds rated below investment grade tend to be less marketable than higher-quality bonds because the market for them is less broad. The market for unrated bonds is even narrower.

                        SPECIAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in the Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

GENERAL

Investment in the Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.

An investment in the Fund should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Securities are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

The principal trading market for some of the securities in the Index may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Fund's Shares will be adversely affected if trading markets for the Fund's portfolio securities are limited or absent or if bid/ask spreads are wide.

FUTURES AND OPTIONS TRANSACTIONS

Positions in futures contracts and options may be closed out only on an exchange which provides a secondary market therefore. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it has sold.

The Fund will minimize the risk that it will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered index futures contracts) is potentially unlimited. The Fund does not plan to use futures and options contracts, when available, in this manner. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to that which is comparable to what they would have incurred through direct investment in securities.

Utilization of futures transactions by the Fund involves the risk of imperfect or even negative correlation to its benchmark Index if the index underlying the futures contracts differs from the benchmark Index. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option.

Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

RISKS OF SWAP AGREEMENTS

Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, the Fund will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Because they are two party contracts that may be subject to contractual restrictions on transferability and termination and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to the Fund's limitation on investments in illiquid securities. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund's interest.

If the Fund uses a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.

TAX RISKS

As with any investment, you should consider how your investment in Shares of the Fund will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares of the Fund.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Fund Shares.

CONTINUOUS OFFERING

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to Shares of the Fund are reminded that under Securities Act Rule 153, a prospectus-delivery obligation under
Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the Fund's prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

                             INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to the Fund. These restrictions cannot be changed with respect to the Fund without the approval of the holders of a majority of the Fund's outstanding voting securities. For purposes of the 1940 Act, a majority of the outstanding voting securities of the Fund means the vote, at an annual or a special meeting of the security holders of the Trust, of the lesser of (1) 67% or more of the voting securities of the Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. Except with the approval of a majority of the outstanding voting securities, the Fund may not:

1. Concentrate its investments in securities of issuers in the same industry, except as may be necessary to approximate the composition of the Fund's underlying index;

2. Make loans to another person except as permitted by the 1940 Act or other governing statute, by the rules thereunder, or by the SEC or other regulatory agency with authority over the Fund;

3. Issue senior securities or borrow money except as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund;

4. Invest directly in real estate unless the real estate is acquired as a result of ownership of securities or other instruments. This restriction shall not preclude the Fund from investing in companies that deal in real estate or in instruments that are backed or secured by real estate;

5. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter in connection with the sale of securities in its portfolio; or

6. Invest in commodities except as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.

----------------

(1) The SEC Staff considers concentration to involve more than 25% of a fund's assets to be invested in an industry or group of industries.

In addition to the investment restrictions adopted as fundamental policies as set forth above, the Fund observes the following restrictions, which may be changed by the Board without a shareholder vote. The Fund will not:

1. Invest in the securities of a company for the purpose of exercising management or control, provided that the Trust may vote the investment securities owned by the Fund in accordance with its views;

2. Hold illiquid assets in excess of 15% of its net assets. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment;

3. Under normal circumstances, invest less than 80% of its total assets in securities that comprise its Index. Securities that have economic characteristics substantially identical to the economic characteristics of the securities that comprise the Index are included within this 80% investment policy. Prior to any change in the Fund's 80% investment policy, the Fund will provide shareholders with 60 days written notice;

4. Under normal circumstances, invest less than 80% of its total assets in fixed income securities. Prior to any change in the Fund's 80% investment policy, the Fund will provide shareholders with 60 days written notice; and

5. Under normal circumstances, invest less than 80% of its net assets in Build America Bonds. Prior to any change in the Fund's 80% investment policy, the Fund will provide shareholders with 60 days written notice.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be observed continuously.

                          EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Prospectus under "PURCHASE AND SALE INFORMATION" and "ADDITIONAL PURCHASE AND SALE INFORMATION." The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

The Shares of the Fund are approved for listing and trading on the Exchange, subject to notice of issuance. The Shares trade on the Exchange at prices that may differ to some degree from their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of the Fund will continue to be met.

The Exchange may, but is not required to, remove the Shares of the Fund from listing if: (1) following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days; (2) the value of its underlying Index or portfolio of securities on which the Fund is based is no longer calculated or available; (3) the "indicative optimized portfolio value" ("IOPV") of the Fund is no longer calculated or available; or (4) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the Shares from listing and trading upon termination of the Trust or the Fund.

The Trust reserves the right to adjust the Share price of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

As in the case of other publicly traded securities, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.

The base and trading currencies of the Fund is the U.S. dollar. The base currency is the currency in which the Fund's net asset value per Share is calculated and the trading currency is the currency in which Shares of the Fund are listed and traded on the Exchange.

                             MANAGEMENT OF THE TRUST

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "MANAGEMENT."

TRUSTEES AND OFFICERS OF THE TRUST

The Board has responsibility for the overall management, operations and business affairs of the Trust, including general supervision and review of its investment activities. The Trustees elect the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Fund. The Trustees and executive officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any with the Adviser, are listed below:

(see next page)

TRUSTEES

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                     TERM OF             PRINCIPAL             IN FUND
                                                   OFFICE AND           OCCUPATION(S)          COMPLEX           OTHER
NAME, ADDRESS                    POSITION(S)        LENGTH OF           DURING PAST            OVERSEEN       DIRECTORSHIPS
AND YEAR OF BIRTH                 WITH FUNDS       TIME SERVED            5 YEARS             BY TRUSTEE     HELD BY TRUSTEE
-----------------------------   -------------   ----------------   ----------------------   --------------   ----------------
INDEPENDENT TRUSTEES            Independent     Term: Unlimited    Chief Executive               103         SPDR Index
FRANK NESVET                    Trustee,        Served: since      Officer, Libra Group,                     Shares Funds
c/o SPDR Series Trust           Chairman        September 2000     Inc. (1998-present) (a                    (Trustee).
State Street Financial Center                                      financial services
One Lincoln Street                                                 consulting company).
Boston, MA 02111-2900
1943

DAVID M. KELLY                  Independent     Term: Unlimited    Retired.                      103         Chicago Stock
c/o SPDR Series Trust           Trustee         Served: since                                                Exchange
State Street Financial Center                   September 2000                                               (Public Governor/
One Lincoln Street                                                                                           Director);
Boston, MA 02111-2900                                                                                        Penson Worldwide Inc.
1938                                                                                                         (Director);
                                                                                                             SPDR Index
                                                                                                             Shares Funds
                                                                                                             (Trustee).

BONNY EUGENIA BOATMAN           Independent     Term: Unlimited    Retired (2005 -               103         SPDR Index
c/o SPDR Series Trust           Trustee         Served: since      present);                                 Shares Funds
State Street Financial Center                   April 2010         Managing Director,                        (Trustee).
One Lincoln Street                                                 Columbia Management
Boston, MA 02111-2900                                              Group, Bank of America
1950                                                               (1984-2005).

DWIGHT D. CHURCHILL             Independent     Term: Unlimited    Self-employed                 103         SPDR Index
c/o SPDR Series Trust           Trustee         Served: since      consultant since 2010;                    Shares Funds
State Street Financial Center                   April 2010         Head of Fixed Income                      (Trustee); Affiliated
One Lincoln Street                                                 and other Senior                          Managers Group, Inc.
Boston, MA 02111-2900                                              Management roles,                         (Director).
1953                                                               Fidelity Investments
                                                                   (1993-2009).

CARL G. VERBONCOEUR             Independent     Term: Unlimited    Retired (July                 103         SPDR Index
c/o SPDR Series Trust           Trustee         Served: since      2009-present); Chief                      Shares Funds
State Street Financial Center                   April 2010         Executive Officer,                        (Trustee).
One Lincoln Street                                                 Rydex Investments
Boston, MA 02111-2900                                              (2003-2009).
1952

INTERESTED TRUSTEE
JAMES E. ROSS*                  Interested      Term: Unlimited    President, SSgA               134         SPDR Index
SSgA Funds Management, Inc.     Trustee,        Served as          Funds Management,                         Shares Funds (Trustee);
State Street Financial          President       President: since   Inc. (2005-present);                      Select Sector SPDR
Center                                          May 2005,          Principal, SSgA Funds                     Trust (Trustee); State
One Lincoln Street                              Served as          Management, Inc.                          Street Master Funds
Boston, MA 02111                                Trustee: since     (2001-present);                           (Trustee); and
1965                                            April 2010         Senior Managing                           State Street
                                                                   Director, State Street                    Institutional
                                                                                                             Investment Trust

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                     TERM OF             PRINCIPAL             IN FUND
                                                   OFFICE AND           OCCUPATION(S)          COMPLEX            OTHER
NAME, ADDRESS                    POSITION(S)        LENGTH OF           DURING PAST            OVERSEEN       DIRECTORSHIPS
AND YEAR OF BIRTH                 WITH FUNDS       TIME SERVED            5 YEARS             BY TRUSTEE     HELD BY TRUSTEE
-----------------------------   -------------   ----------------   ----------------------   --------------   ----------------
                                                                   Global Advisors                           (Trustee).
                                                                   (2006-present);
                                                                   Principal, State
                                                                   Street Global
                                                                   Advisors (2000-2006).

* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

OFFICERS

                                                               TERM OF                PRINCIPAL
                                                              OFFICE AND             OCCUPATION(S)
NAME, ADDRESS                             POSITION(S)         LENGTH OF              DURING PAST
AND YEAR OF BIRTH                         WITH FUNDS         TIME SERVED               5 YEARS
-----------------                       --------------    -----------------    ----------------
ELLEN M. NEEDHAM                        Vice              Term: Unlimited      Principal, SSgA
SSgA Funds Management, Inc.             President         Served: since        Funds Management,
State Street Financial Center                             March 2008           Inc. (1992-present)*;
One Lincoln Street                                                             Managing Director,
Boston, MA 02111                                                               State Street Global
1967                                                                           Advisors (1992-
                                                                               present).*

MICHAEL P. RILEY                        Vice              Term: Unlimited      Vice President,
SSgA Funds Management, Inc.             President         Served: since        State Street Global
State Street Financial Center                             February 2005        Advisors (2008-present);
One Lincoln Street                                                             Principal, State Street Global
Boston, MA 02111                                                               Advisors (2005-2008);
1969                                                                           Assistant Vice President,
                                                                               State Street Bank and Trust
                                                                               Company (2000-2004).

GARY L. FRENCH                          Treasurer         Term: Unlimited      Senior Vice President, State
State Street Mutual Fund Service Co.                      Served: since        Street Mutual Fund
Two Avenue de Lafayette                                   May 2005             Service Co. (2010- present);
Boston, MA 02111                                                               Senior Vice President, Street
1951                                                                           State Bank and Trust Company
                                                                               (2002-2010).

RYAN M. LOUVAR                          Secretary         Term: Unlimited      Vice President and
State Street Bank and Trust Company                       Served: since        Senior Counsel, State
Four Copley Place, CPH0326                                August 2008          Street Bank and Trust
Boston, MA 02116                                                               Company (2005-
1972                                                                           present).*

MARK E. TUTTLE                          Assistant         Term: Unlimited      Vice President and
State Street Bank and Trust Company     Secretary         Served: since        Counsel, State Street
Four Copley Place, CPH0326                                August 2007          Bank and Trust Company
Boston, MA 02116                                                               (2007-present)*;
1970                                                                           Assistant Counsel,
                                                                               BISYS Group, Inc.
                                                                               (2005-2007)* (a financial
                                                                               services company).

*  Served in various capacities during noted time period.

                                                               TERM OF             PRINCIPAL
                                                             OFFICE AND          OCCUPATION(S)
NAME, ADDRESS                             POSITION(S)         LENGTH OF           DURING PAST
AND YEAR OF BIRTH                         WITH FUNDS         TIME SERVED           5 YEARS
-----------------                       --------------    -----------------    ----------------
MATTHEW FLAHERTY                        Assistant         Term: Unlimited      Assistant Vice
State Street Mutual Fund Service Co.    Treasurer         Served: since        President, State Street Mutual
Two Avenue de Lafayette                                   May 2005             Fund Service Co.
Boston, MA 02111                                                               (2010-present); Assistant Vice
1971                                                                           President, Street Bank and
                                                                               Trust Company (1994-2010).*


CHAD C. HALLETT                         Assistant         Term: Unlimited      Vice President, State Street
State Street Mutual Fund Service Co.    Treasurer         Served: since        Mutual Fund Service Co.
Two Avenue de Lafayette                                   May 2006             (2010-present); Vice
Boston, MA 02111                                                               President, State Street Bank
1969                                                                           and Trust Company
                                                                               (2001-2010).*

LAURA F. HEALY                          Assistant         Term: Unlimited      Vice President, State Street
State Street Mutual Fund Service Co.    Treasurer         Served: since        Mutual Fund Service Co.
Two Avenue de Lafayette                                   November 2007        (2010-present); Vice President,
Boston, MA 02111                                                               State Street Bank and Trust
1964                                                                           Company (2002-2010).*

JULIE B. PIATELLI                       Chief             Term: Unlimited      Principal and Senior
SSgA Funds Management, Inc.             Compliance        Served: since        Compliance Officer,
State Street Financial Center           Officer           August 2007          SSgA Funds
One Lincoln Street                                                             Management, Inc.
Boston, MA 02111                                                               (2004-present);
1967                                                                           Vice President, State
                                                                               Street Global Advisors
                                                                               (2004-present).

*  Served in various capacities during noted time period.

REMUNERATION OF THE TRUSTEES AND OFFICERS

No officer, director or employee of the Adviser, its parent or subsidiaries receives any compensation from the Trust for serving as an officer or Trustee of the Trust other than the Chief Compliance Officer, who serves at the pleasure of the Independent Trustees. The Trust and SPDR Index Shares Funds ("SIS Trust") pay, in the aggregate, each Independent Trustee an annual fee of $90,000 plus $5,000 per in-person meeting attended. An Independent Trustee will receive $1,250 for each telephonic or video conference meeting attended. The Chair of the Board receives an additional annual fee of $25,000 and the Chair of the Audit Committee receives an additional annual fee of $10,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Trustee fees are allocated between the Trust and SIS Trust and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

The table below shows the compensation that the Independent Trustees received during the Trust's fiscal year ended June 30, 2009.

                                          PENSION OR                      TOTAL
                                          RETIREMENT                   COMPENSATION
                                           BENEFITS      ESTIMATED       FROM THE
                                           ACCRUED        ANNUAL        TRUST AND
                            AGGREGATE      AS PART       BENEFITS      FUND COMPLEX
NAME OF                   COMPENSATION     OF TRUST        UPON          PAID TO
INDEPENDENT TRUSTEE(2)   FROM THE TRUST    EXPENSES     RETIREMENT     TRUSTEES(1)
----------------------   --------------   ----------   ------------   --------------
Frank Nesvet               $ 92,431          N/A            N/A           $ 120,500
Helen F. Peters(3)         $ 80,456          N/A            N/A           $ 104,750
David M. Kelly             $ 73,400          N/A            N/A           $  95,500

(1)   The Fund Complex includes the Trust and SIS Trust.

(2) Ms. Boatman and Messrs. Churchill and Verboncoeur were not Independent Trustees of the Trust as of June 30, 2009.

(3) Ms. Peters resigned from her position as Trustee of the Trust effective December 31, 2009.

STANDING COMMITTEES

Audit Committee. The Board has an Audit Committee consisting of all Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust. Mr. Kelly serves as Chair. The Audit Committee meets with the Trust's independent auditors to review and approve the scope and results of their professional services; to review the procedures for evaluating the adequacy of the Trust's accounting controls; to consider the range of audit fees; and to make recommendations to the Board regarding the engagement of the Trust's independent auditors. The Audit Committee met three (3) times during the fiscal year ended June 30, 2009.

Trustee Committee. The Board has established a Trustee Committee consisting of all Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust. Mr. Nesvet serves as Chair. The responsibilities of the Trustee Committee are to: (1) nominate Independent Trustees; (2) review on a periodic basis the governance structures and procedures of the Fund; (3) review proposed resolutions and conflicts of interest that may arise in the business of the Fund and may have an impact on the investors of the Fund; (4) review matters that are referred to the Committee by the Chief Legal Officer or other counsel to the Trust; and (5) provide general oversight of the Fund on behalf of the investors of the Fund. The Trustee Committee met six (6) times during the fiscal year ended June 30, 2009.

Pricing and Investment Committee. The Board also has established a Pricing and Investment Committee that is composed of Officers of the Trust, investment management personnel of the Adviser and senior operations and administrative personnel of State Street. The Pricing and Investment Committee is responsible for the valuation and revaluation of any portfolio investments for which market quotations or prices are not readily available. The Pricing and Investment Committee meets only when necessary. The Board met four (4 )times during the fiscal year ended June 30, 2009 to review and ratify fair value pricing determinations of the Pricing and Investment Committee. The Pricing and Investment Committee reports to the Board on a quarterly basis.

OWNERSHIP OF FUND SHARES

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the Trust as of December 31, 2009:

                                                                    AGGREGATE DOLLAR RANGE OF
                                                                     EQUITY SECURITIES IN ALL
                                             DOLLAR RANGE OF            FUNDS OVERSEEN BY
                                           EQUITY SECURITIES IN        TRUSTEE IN FAMILY OF
   NAME OF TRUSTEE            FUND              THE TRUST              INVESTMENT COMPANIES
----------------------    ------------    ----------------------    --------------------------
Independent Trustees:
Frank Nesvet                  None               None                         None
David M. Kelly                None               None                         None
Bonny Eugenia Boatman         None               None                         None
Dwight D. Churchill           None               None                         None
Carl G. Verboncoeur           None               None                         None

Interested Trustee:

James Ross                SPDR Dow Jones Large Cap ETF                   $10,001 to $50,000     Over $100,000
                          SPDR Dow Jones Mid Cap Growth ETF              $10,001 to $50,000
                          SPDR Dow Jones Mid Cap ETF                     $10,001 to $50,000
                          SPDR Dow Jones Small Cap Growth ETF            $10,001 to $50,000
                          SPDR Dow Jones REIT ETF                           $1 - $10,000
                          SPDR KBW Capital Markets ETF                   $10,001 to $50,000
                          SPDR S&P Biotech ETF                              $1 - $10,000
                          SPDR S&P Metals & Mining ETF                      $1 - $10,000
                          SPDR    Barclays    Capital   Short   Term
                          Municipal Bond ETF                             $10,001 to $50,000
                          SPDR Barclays Capital High Yield Bond ETF        $1 - $10,000

As of December 31, 2009, the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust or their immediate family members did not own beneficially or of record any securities in the Adviser, the Sub-Adviser, the Distributor or any person controlling, controlled by, or under common control with the Adviser, the Sub-Adviser, or the Distributor.

CODES OF ETHICS

The Trust, the Adviser, the Sub-Adviser and the Distributor each have adopted a code of ethics as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser, the Sub-Adviser and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to the codes of ethics).

There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics, filed as exhibits to this registration statement, may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC's website at http://www.sec.gov.

PROXY VOTING POLICIES

The Fund invests its assets primarily in Build America Bonds and cash management securities. On rare occasions the Fund may acquire, directly or through a special purpose vehicle, equity securities of a municipal bond issuer whose bonds the Fund already owns when such bonds have deteriorated or are expected shortly to deteriorate significantly in credit quality. The purpose of acquiring equity securities generally will be to acquire control of the municipal bond issuer and to seek to prevent the credit deterioration or facilitate the liquidation or other workout of the distressed issuer's credit problem. In the course of exercising control of a distressed municipal issuer, Nuveen Asset Management may pursue the Fund's interests in a variety of ways, which may entail negotiating and executing consents, agreements and other arrangements, and otherwise influencing the management of the issuer. Nuveen Asset Management does not consider such activities proxy voting for purposes of Rule 206(4)-6 under the Investment Advisers Act of 1940.

In the rare event that a municipal issuer were to issue a proxy or that the Fund were to receive a proxy issued by a cash management security, Nuveen Asset Management would either engage an independent third party to determine how the proxy should be voted or vote the proxy with the consent, or based on the instructions, of the Fund's Board or its representative. A member of Nuveen Asset Management's legal department would oversee the administration of the voting, and ensure that records were maintained in accordance with Rule 206(4)-6, reports were filed with the Securities and Exchange Commission ("SEC") on Form N-PX, and the results provided to the Fund's Board and made available to shareholders as required by applicable rules.

DISCLOSURE OF PORTFOLIO HOLDINGS POLICY

The Trust has adopted a policy regarding the disclosure of information about the Trust's portfolio holdings. The Board must approve all material amendments to this policy. The Fund's portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities

Clearing Corporation ("NSCC"). The basket represents one Creation Unit of the Fund. The Trust, the Adviser, the Sub-Adviser or State Street will not disseminate non-public information concerning the Trust, except: (i) to a party for a legitimate business purpose related to the day-to-day operations of the Fund or (ii) to any other party for a legitimate business or regulatory purpose, upon waiver or exception.

THE INVESTMENT ADVISER

SSgA Funds Management, Inc. acts as investment adviser to the Trust and, subject to the supervision of the Board, is responsible for the investment management of the Fund. As of December 31, 2009, the Adviser managed approximately $168.43 billion. The Adviser's principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111. The Adviser, a Massachusetts corporation, is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street Global Advisors ("SSgA"), consisting of the Adviser and other investment advisory affiliates of State Street Corporation, is the investment management arm of State Street Corporation.

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement ("Investment Advisory Agreement") between the Trust and the Adviser. The Investment Advisory Agreement, with respect to the Fund, continues in effect for two years from its effective date, and thereafter is subject to annual approval by (1) the Board or (2) vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Trust by a vote cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement with respect to the Fund is terminable without penalty, on 60 days notice, by the Board or by a vote of the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities. The Investment Advisory Agreement is also terminable upon 60 days notice by the Adviser and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Under the Investment Advisory Agreement, the Adviser, subject to the supervision of the Board and in conformity with the stated investment policies of the Fund, manages the investment of the Fund's assets. The Adviser is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Fund. Pursuant to the Investment Advisory Agreement, the Trust has agreed to indemnify the Adviser for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties.

For the services provided to the Fund under the Investment Advisory Agreement, the Fund pays the Adviser monthly fees based on a percentage of the Fund's average daily net assets as set forth in the Fund's Prospectus. From time to time, the Adviser may waive all or a portion of its fee. The Adviser pays all expenses of the Fund other than the management fee, distribution fees pursuant to the Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.

A discussion regarding the basis for the Board's approval of the Investment Advisory Agreement regarding the Fund will be provided in the Trust's Annual Report to Shareholders dated June 30, 2010.

INVESTMENT SUB-ADVISER

Pursuant to the Advisory Agreement between the Fund and the Adviser, the Adviser is authorized to engage one or more sub-advisers for the performance of any of the services contemplated to be rendered by the Adviser. The Adviser has retained Nuveen Asset Management ("NAM" or "Nuveen Asset Management") as sub-adviser, to be responsible for the day to day management of the Fund's investments, subject to supervision of the Adviser and the Board. The Adviser provides administrative, compliance and general management services to the Fund. NAM offers advisory and investment management services to a broad range of mutual fund clients and has extensive experience in managing municipal securities. As of December 31, 2009, NAM managed approximately $69 billion in assets. Nuveen Asset Management's principal business address is 333 West Wacker Drive, Chicago, Illinois 60606. NAM is a wholly-owned subsidiary of Nuveen Investments, Inc. ("Nuveen Investments").

On November 13, 2007, Nuveen Investments was acquired by investors led by Madison Dearborn Partners, LLC, which is a private equity investment firm based in Chicago, Illinois (the "MDP Acquisition"). The investor group led by Madison Dearborn Partners, LLC includes affiliates of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"). Merrill Lynch has since been acquired by Bank of America Corporation. NAM has adopted policies and procedures that address arrangements involving NAM and Bank of America Corporation (including Merrill Lynch) that may give rise to certain conflicts of interest.

The Fund is dependent upon services and resources provided by its investment adviser, NAM, and therefore the investment adviser's parent, Nuveen Investments. Nuveen Investments significantly increased its level of debt in connection with the MDP Acquisition. Nuveen Investments believes that monies generated from operations and cash on hand will be adequate to fund debt service requirements, capital expenditures and working capital requirements for the foreseeable future; however, Nuveen Investments' ability to continue to fund these items, to service its debt and to maintain compliance with covenants in its debt agreements may be affected by general economic, financial, competitive, legislative, legal and regulatory factors and by its ability to refinance or repay outstanding indebtedness with scheduled maturities beginning in 2013. In the event that Nuveen Investments breaches certain of the covenants included in its debt agreements, the breach of such covenants may result in the accelerated payment of its outstanding debt, increase the cost of such debt or generally have an adverse effect on the financial condition of Nuveen Investments.

In accordance with the Sub-Advisory Agreement between the Adviser and Nuveen Asset Management, the Adviser will pay Nuveen Asset Management an annual investment sub-advisory fee equal to 45% of the advisory fees paid by the Fund to the Adviser after deducting the payments to fund service providers and fund expenses.

A discussion regarding the basis for the Board's approval of the Sub-Advisory Agreement is available in the Trust's Annual Report to Shareholders dated June 30, 2010.

PORTFOLIO MANAGERS

The Sub-Adviser manages the Fund using a team of investment professionals. The professionals primarily responsible for the day-to-day portfolio management of the Fund are:


FUND                                                                                   PORTFOLIO MANAGERS
---------------------------------------------------                -----------------------------------------------------
SPDR Nuveen Barclays Capital Build America Bond ETF                Daniel J. Close, Timothy T. Ryan and Steven M. Hlavin

The following table lists the number and types of other accounts managed by each of the key professionals primarily involved in the day-to-day portfolio management for the Fund and assets under management in those accounts. The total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

OTHER ACCOUNTS MANAGED AS OF FEBRUARY 28, 2010:

                    REGISTERED                POOLED                                              TOTAL
                    INVESTMENT    ASSETS     INVESTMENT     ASSETS                 ASSETS        ASSETS
PORTFOLIO            COMPANY     MANAGED      VEHICLE      MANAGED       OTHER     MANAGED       MANAGED
MANAGER              ACCOUNTS   (BILLIONS)*   ACCOUNTS    (BILLIONS)*   ACCOUNTS  (BILLIONS)*   (BILLIONS)*
----------------    ---------  -----------   ----------  ------------  ---------  -----------  ------------
Daniel J. Close         22        $ 4.04          0          $ 0.00         6        $ 0.60      $4.64
Timothy T. Ryan          6        $ 2.11          1          $ 0.03         7        $ 0.53      $2.67
Steven M. Hlavin         0        $ 0.00          0          $ 0.00         0        $ 0.00      $0.00

*  There are no performance fees associated with these portfolios.

The following table lists the dollar range of Fund Shares beneficially owned by portfolio managers listed above as of February 28, 2010:

PORTFOLIO                                             DOLLAR RANGE OF TRUST
MANAGER                                             SHARES BENEFICIALLY OWNED
-----------------------------------------------     -------------------------
Daniel J. Close                                              None
Timothy T. Ryan                                              None
Steven M. Hlavin                                             None

Compensation. Each portfolio manager's compensation consists of three basic elements--base salary, cash bonus and long-term incentive compensation. The compensation strategy is to annually compare overall compensation, including these three elements, to the market in order to create a compensation structure that is competitive and consistent with similar financial services companies. As discussed below, several factors are considered in determining each portfolio manager's total compensation. In any year these factors may include, among others, the effectiveness of the investment strategies recommended by the portfolio manager's investment team, the investment performance of the accounts managed by the portfolio manager, and the overall performance of Nuveen Investments, Inc. (the parent company of Nuveen Asset Management). Although investment performance is a factor in determining the portfolio manager's compensation, it is not necessarily a decisive factor. The portfolio manager's performance is evaluated in part by comparing manager's performance against a specified investment benchmark.

Base salary. Each portfolio manager is paid a base salary that is set at a level determined by Nuveen Asset Management in accordance with its overall compensation strategy discussed above. Nuveen Asset Management is not under any current contractual obligation to increase a portfolio manager's base salary.

Cash bonus. Each portfolio manager is also eligible to receive an annual cash bonus. The level of this bonus is based upon evaluations and determinations made by each portfolio manager's supervisors. These evaluations often take into account a number of factors, including the effectiveness of the investment strategies recommended to the Nuveen Asset Management's investment team, the performance of the accounts for which he serves as portfolio manager relative to any benchmarks established for those accounts, his effectiveness in communicating investment performance to stockholders and their representatives, and his contribution to the Nuveen Asset Management's investment process and to the execution of investment strategies. The cash bonus component is also impacted by the overall performance of Nuveen Investments, Inc. in achieving its business objectives.

Long-term incentive compensation. In connection with the acquisition of Nuveen Investments, Inc., by a group of investors lead by Madison Dearborn Partners in November 2007, certain employees, including certain portfolio managers, received profit interests in Nuveen's parent. These profit interests entitle the holders to participate in the appreciation in the value of Nuveen beyond the issue date and vest over five to seven years, or earlier in the case of a liquidity event. In addition, in July 2009, Nuveen Investments created and funded a trust, as part of a newly-established incentive program, which purchased shares of certain Nuveen Mutual Funds and awarded such shares, subject to vesting, to certain employees, including certain portfolio managers.

Material Conflicts of Interest. Each portfolio manager's simultaneous management of the registrant and the other accounts noted above may present actual or apparent conflicts of interest with respect to the allocation and aggregation of securities orders placed on behalf of the Registrant and the other account. Nuveen Asset Management, however, believes that such potential conflicts are mitigated by the fact that the Nuveen Asset Management has adopted several policies that address potential conflicts of interest, including best execution and trade allocation policies that are designed to ensure (1) that portfolio management is seeking the best price for portfolio securities under the circumstances, (2) fair and equitable allocation of investment opportunities among accounts over time and (3) compliance with applicable regulatory requirements. All accounts are to be treated in a non-preferential manner, such that allocations are not based upon account performance, fee structure or preference of the portfolio manager, although the allocation procedures may provide allocation preferences to funds with special characteristics (such as favoring state funds versus national funds for allocations of in-state bonds). In addition, Nuveen Asset Management has adopted a Code of Conduct that sets forth policies regarding conflicts of interest.

THE ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT

State Street, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, serves as Administrator for the Trust pursuant to an administration agreement ("Administration Agreement"). Under the Administration Agreement, State Street is responsible for certain administrative services associated with day-to-day operations of the Fund.

Pursuant to the Administration Agreement, the Trust has agreed to a limitation on damages and to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from gross negligence or willful misconduct in the performance of its duties. Under the Custodian Agreement and Transfer Agency Agreement, as described below, the Trust has also provided indemnities to State Street for certain liabilities.

State Street also serves as Custodian for the Fund pursuant to a custodian agreement ("Custodian Agreement"). As Custodian, State Street holds the Fund's assets, calculates the net asset value of the Shares and calculates net income and realized capital gains or losses. State Street and the Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

State Street also serves as Transfer Agent of the Fund pursuant to a transfer agency agreement ("Transfer Agency Agreement").

COMPENSATION. As compensation for its services under the Administration Agreement, the Custodian Agreement, and Transfer Agency Agreement, State Street shall receive a fee for its services, calculated based on the average aggregate net assets of the Trust, as follows: 0.045% on the first $4.5 billion, 0.040% on the next $4.5 billion, and 0.0225% on the next $3.5 billion, and 0.0125% thereafter. For the Fund, after the first six months of operations, a $75,000 minimum fee per Fund applies. The greater of the minimum fee or the asset based fee will be charged. In addition, State Street shall receive global safekeeping and transaction fees, which are calculated on a per-country basis, in-kind creation (purchase) and redemption transaction fees (as described below) and revenue on certain cash balances. State Street may be reimbursed by the Fund for its out-of-pocket expenses. The Investment Advisory Agreement provides that the Adviser will pay certain operating expenses of the Trust, including the fees due to State Street under each of the Administration Agreement, the Custodian Agreement and the Transfer Agency Agreement.

THE DISTRIBUTOR

State Street Global Markets, LLC is the principal underwriter and Distributor of Shares. Its principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111. Investor information can be obtained by calling 1-866-787-2257. The Distributor has entered into a distribution agreement ("Distribution Agreement") with the Trust pursuant to which it distributes Shares of the Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described in the Prospectus and below under "PURCHASE AND REDEMPTION OF CREATION UNITS." Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the Financial Industry Regulatory Authority ("FINRA"). The Distributor has no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust. The Distributor may assist Authorized Participants (as defined below) in assembling shares to purchase Creation Units or upon redemption, for which it may receive commissions or other fees from such Authorized Participants.

The Adviser or Distributor, or an affiliate of the Adviser or Distributor, may directly or indirectly make cash payments to certain broker-dealers for participating in activities that are designed to make registered representatives and other professionals more knowledgeable about exchange traded products, including the Fund, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems. Payments to a broker-dealer or intermediary may create potential conflicts of interest between the broker-dealer or intermediary and its clients. These amounts, which may be significant, are paid by the Adviser and/or Distributor from their own resources and not from the assets of the Fund.

The Fund has adopted a Distribution and Service (Rule 12b-1) Plan (a "Plan") pursuant to which payments of up to 0.25% may be made. No payments pursuant to the Plan will be made during the next twelve (12) months of operation. Under its terms, the Plan remains in effect from year to year, provided such continuance is approved annually by vote of the Board, including a majority of the "Independent Trustees" (Trustees who are not interested persons of the Fund (as defined in the 1940 Act) and have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan). The Plan may not be amended to increase materially the amount to be spent for the services provided by the Distributor without approval by the shareholders of the relevant Fund to which the Plan applies, and all material amendments of the Plan also require Board approval (as described above). The Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees, or, by a vote of a majority of the outstanding voting securities of the Fund (as such vote is defined in the 1940 Act). Pursuant to the Distribution Agreement, the Distributor will provide the Board with periodic reports of any amounts expended under the Plan and the purpose for which such expenditures were made.

The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, as to the Fund: (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority (as defined in the 1940
Act) of the outstanding voting securities of the Fund, on at least 60 days written notice to the Distributor. The Distribution Agreement is also terminable upon 60 days' notice by the Distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Pursuant to agreements entered into with such persons, the Distributor will make payments under the Plan to certain broker-dealers or other persons ("Investor Services Organizations") that enter into agreements with the Distributor in the form approved by the Board to provide distribution assistance and shareholder support, account maintenance and educational and promotional services (which may include compensation and sales incentives to the registered brokers or other sales personnel of the broker-dealer or other financial entity that is a party to an investor services agreement) ("Investor Services Agreements"). No such Investor Services Agreements will be entered into during the first twelve months of operation. Each Investor Services Agreement will be a "related agreement" under the Plan. No Investor Services Agreement will provide for annual fees of more than 0.25% of the Fund's average daily net assets per annum attributable to Shares subject to such agreement.

Subject to an aggregate limitation of 0.25% of the Fund's average net assets per annum, the fees paid by the Fund under the Plan will be compensation for distribution, investor services or marketing services for the Fund. To the extent the Plan fees aggregate less than

0.25% per annum of the average daily net assets of the Fund, the Fund may also reimburse the Distributor and other persons for their respective costs incurred in printing prospectuses and producing advertising or marketing material prepared at the request of the Fund. The aggregate payments under the Plan will not exceed, on an annualized basis, 0.25% of average daily net assets of the Fund.

The continuation of the Distribution Agreement, any Investor Services Agreements and any other related agreements is subject to annual approval of the Board, including by a majority of the Independent Trustees, as described above.

Each of the Investor Services Agreements will provide that it may be terminated at any time, without the payment of any penalty, (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund, on at least 60 days' written notice to the other party. Each of the Distribution Agreement and the Investor Services Agreements is also terminable upon 60 days' notice by the Distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act). Each Investor Services Agreement is also terminable by the applicable Investor Service Organization upon 60 days' notice to the other party thereto.

The allocation among the Trust's series of fees and expenses payable under the Distribution Agreement and the Investor Services Agreements will be made pro rata in accordance with the daily net assets of the respective series.

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in the "Book Entry Only System" section below), DTC Participants (as defined below) and/or Investor Services Organizations.

Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor, and may indemnify Soliciting Dealers and Authorized Participants (as described below) entering into agreements with the Distributor, for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties under the Distribution Agreement or other agreement, as applicable.

                             BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for the Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of the Fund's Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

In selecting a broker/dealer for each specific transaction, the Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. The Adviser considers the full range of brokerage services applicable to a particular transaction that may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Adviser will also use electronic crossing networks ("ECNs") when appropriate.

The Adviser does not currently use the Fund's assets for, or participate in, third party soft dollar arrangements, although the Adviser may receive proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker's execution services. The Adviser does not "pay up" for the value of any such proprietary research. The Adviser may aggregate trades with clients of SSgA, whose commission dollars may be used to generate soft dollar credits for SSgA. Although Adviser's clients' commissions are not used for third party soft dollars, the Adviser's and SSgA's clients may benefit from the soft dollar products/services received by SSgA.

The Adviser assumes general supervision over placing orders on behalf of the Trust for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Trust and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Trust is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Trust. The primary consideration is prompt execution of orders at the most favorable net price.

The Fund will not deal with affiliates in principal transactions unless permitted by exemptive order or applicable rule or regulation.

The Fund had not commenced operations as of June 30, 2009 and therefore did not pay brokerage commissions during the past fiscal year.

Securities of "Regular Broker-Dealer." The Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which it may hold at the close of its most recent fiscal year. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust's shares. The Fund is new and has not engaged in transactions prior to the date of this SAI.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses or transaction costs. The portfolio turnover rate for the Fund is expected to be under 100%. The overall reasonableness of brokerage commissions and transaction costs is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions and transaction costs paid by other institutional investors for comparable services.

                             BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "ADDITIONAL PURCHASE AND SALE INFORMATION."

The Depository Trust Company ("DTC") acts as securities depositary for the Shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in the limited circumstance provided below, certificates will not be issued for Shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange ("NYSE") and the FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.

CONVEYANCE OF ALL NOTICES, STATEMENTS AND OTHER COMMUNICATIONS TO BENEFICIAL OWNERS IS EFFECTED AS FOLLOWS. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Fund held by each DTC Participant. The Trust, either directly or through a third party service, shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust, either directly or through a third party service, shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant and/or third party service a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The Fund had not commenced operations prior to the date of this SAI and therefore did not have any beneficial owners that owned greater than 5% of the outstanding voting securities as of the date of this SAI.

An Authorized Participant (as defined below) may hold of record more than 25% of the outstanding Shares of the Fund. From time to time, Authorized Participants may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants may execute an irrevocable proxy granting the Distributor or another affiliate of State Street (the "Agent") power to vote or abstain from voting such Authorized Participant's beneficially or legally owned Shares of the Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such Shares in the same proportion as all other beneficial owners of the Fund.

The Trustees and Officers of the Trust, as a group, own less than 1% of the Trust's voting securities as of the date of this SAI.

                    PURCHASE AND REDEMPTION OF CREATION UNITS

The Fund issues and redeems its Shares on a continuous basis, at net asset value, only in a large specified number of Shares called a "Creation Unit," either principally in-kind for securities included in the Index or in cash for the value of such securities. The principal consideration for creations and redemptions for the Fund is set forth in the table below:

FUND                                                     CREATION*    REDEMPTION*
----------------------------------------------------    ----------    -----------
SPDR Nuveen Barclays Capital Build America Bond ETF        Cash         In-Kind

------------
*     May be revised at any time without notice.

PURCHASE (CREATION). The Trust issues and sells Shares of the Fund only in Creation Units on a continuous basis through the Principal Underwriter, without a sales load (but subject to transaction fees), at their NAV per share next determined after receipt of an order, on any Business Day (as defined below), in proper form pursuant to the terms of the Authorized Participant Agreement

("Participant Agreement"). A "Business Day" with respect to the Fund is, generally, any day on which the NYSE is open for business.

FUND DEPOSIT. The consideration for the purchase of a Creation Unit of the Fund generally consists of a cash payment equal in value to a basket of securities constituting a substantial replication, or a portfolio sampling representation, of the securities included in the Fund's Index (the "Deposit Cash"), together with the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of Deposit Securities in lieu of Deposit Cash. When accepting purchases of Creation Units for cash, the Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund. The "Cash Component," is an amount equal to the difference between the net asset value of the Shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Custodian, through NSCC, makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for the Fund changes as rebalancing adjustments, interest payments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the Fund's Index.

In instances where the Trust accepts Deposit Securities for the purchase of a Creation Unit, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a "cash in lieu" amount) to be added to the Cash Component to replace any Deposit Security, including, without limitation, situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery, (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities or the Federal Reserve System for U.S. Treasury securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or (v) in certain other situations (collectively, "non-standard orders"). The Trust also reserves the right to: (i) permit or require the substitution of Deposit Securities in lieu of Deposit Cash; and (ii) include or remove Deposit Securities from the basket in anticipation of index rebalancing changes. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the subject Index being tracked by the relevant Fund or resulting from certain corporate actions.

PROCEDURES FOR PURCHASE OF CREATION UNITS. To be eligible to place orders with the Principal Underwriter to purchase a Creation Unit of the Fund, an entity must be (i) a "Participating Party", i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or
(ii) a DTC Participant (see "BOOK ENTRY ONLY SYSTEM"), and has the ability to clear through the Federal Reserve System. In addition, each Participating Party or DTC Participant (each, an "Authorized Participant") must execute a Participant Agreement that has been agreed to by the Principal Underwriter and the Transfer Agent, and that has been accepted by the Trust, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below) and any other applicable fees, taxes and additional variable charge.

All orders to purchase Shares directly from the Fund, including non-standard orders, must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or the applicable order form. In the case of non-standard orders, the non-standard order must be received by the Principal Underwriter no later than the times set forth in the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the "Order Placement Date."

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from the Fund in Creation Units have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange or the bond markets close earlier than normal, the Fund may require orders to create Creation Units to be placed earlier in the day. Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Principal Underwriter by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash and U.S. government securities) or through DTC (for corporate securities and municipal securities). The Fund Deposit transfer must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, through DTC to the account of the Fund by no later than 2:00 p.m. or 3:00 p.m. Eastern time (as set forth on the applicable order form), on the Settlement Date. The "Settlement Date" for the Fund is generally the third Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m. or 3:00 p.m. Eastern time (as set forth on the applicable order form), on the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by 2:00 p.m. or 3:00 p.m. Eastern time (as set forth on the applicable order form), on the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Units so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited with by 2:00 p.m. or 3:00 p.m. Eastern time (as set forth on the applicable order form), with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 2:00 p.m. or 3:00 p.m. Eastern time (as set forth on the applicable order form) on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in "proper form" if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

ISSUANCE OF A CREATION UNIT. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Principal Underwriter and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units.

In instances where the Trust accepts Deposit Securities for the purchase of a Creation Unit, the Creation Unit may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of the Shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the "Additional Cash Deposit"), which shall be maintained in a separate non-interest bearing collateral account. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for all costs, expenses, dividends, income and taxes associated with missing Deposit Securities, including the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Principal Underwriter plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee as set forth below under "Creation Transaction Fees" will be charged in all cases and an additional variable charge may also be applied. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

ACCEPTANCE OF ORDERS OF CREATION UNITS. The Trust reserves the absolute right to reject an order for Creation Units transmitted to it by the Principal Underwriter in respect of the Fund at its discretion, including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian;
(c) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful;
(f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Principal Underwriter, the Custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Principal Underwriter shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

CREATION TRANSACTION FEE. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time. An additional transaction charge or variable charge will be applied to certain creation and redemption transactions, including non-standard orders and partial cash purchases. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

REDEMPTION. Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF THE FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to the Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each Business Day, the list of the names and share quantities of the Fund's portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash or a combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Fund, redemption proceeds for a Creation Unit will consist of Fund Securities -- as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a fixed redemption transaction fee and any applicable additional variable charge as set forth below. In the event that the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust's discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

REDEMPTION TRANSACTION FEE. A redemption transaction fee is imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and investors will be required to pay a fixed redemption transaction fee regardless of the number of Creation Units redeemed in the transaction. The Fund may adjust the redemption transaction fee from time to time. An additional charge or a variable charge will be applied to certain creation and redemption transactions, including non-standard orders, cash redemptions, or partial cash redemptions (when cash redemptions are available). Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the costs of transferring the Fund Securities from the Trust to their account or on their order.

PROCEDURES FOR REDEMPTION OF CREATION UNITS. To be eligible to place redemption orders for Creation Units of the Fund, an entity must be a DTC Participant that has executed a Participant Agreement and have the ability to transact through the Federal Reserve System. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement and/or applicable order form. A redemption request is considered to be in "proper form" if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed. After the Trust has deemed an order for redemption received, the Trust will initiate procedures to transfer the requisite Fund Securities and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming beneficial owner by the Settlement Date.

An Authorized Participant submitting a redemption request is deemed to represent to the Trust that it (or its client) (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the requisite number of Shares to be redeemed and can receive the entire proceeds of the redemption, and (ii) the Shares to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement which would preclude the delivery of such Shares to the Trust. The Trust reserves the right to verify these representations at its discretion, but will typically require verification with respect to a redemption request from a Fund in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust.

With respect to in-kind redemptions of the Fund, the calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under "Determination of Net Asset Value", computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Principal Underwriter by a DTC Participant by the specified time on the Order Placement Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to 2:00 p.m. or 3:00 p.m. Eastern time (as set forth on the applicable order form) on the Settlement Date, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Custodian on such Order Placement Date. If the requisite number of Shares of the Fund are not delivered by 2:00 p.m. or 3:00 p.m. Eastern time (as set forth on the applicable order form) on the Settlement Date, the Fund will not release the underlying securities for delivery unless collateral is posted in such percentage amount of missing Shares as set forth in the Participant Agreement (marked to market daily).

With respect to in kind redemptions of the Fund, in connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three Business Days of the trade date.

If it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in net asset value.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a "qualified institutional buyer," ("QIB") as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

REQUIRED EARLY ACCEPTANCE OF ORDERS. Notwithstanding the foregoing, as described in the Participant Agreement and/or the applicable order forms, Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular Business Day.

Creation and Redemption Transaction Fees:

                                                                                  MAXIMUM ADDITIONAL
                                                                   MAXIMUM      VARIABLE FEE FOR CASH
                                                    TRANSACTION  TRANSACTION         CREATIONS/
FUND                                                   FEE*         FEE*           REDEMPTIONS*,**
------------------------------------------------    -----------  -----------    ---------------------
SPDR Nuveen Barclays Capital Build America Bond ETF    $ 250        $ 750              0.05%

* From time to time, the Fund may waive all or a portion of its applicable transaction fee(s). An additional charge of up to three (3) times the standard transaction fee may be charged to the extent a transaction is outside of the clearing process.

** The variable charge is in addition to the fixed transaction fee and will be applied to each transaction in cash. The maximum additional variable charge is the percentage noted in the table multiplied by the amount of Deposit Cash or Redemption Cash, as applicable. The assessed variable charge may be lower than the respective percentages noted in the table based on actual brokerage and market impact expenses associated with the transaction.

                        DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the sections in the Prospectus entitled "PURCHASE AND SALE INFORMATION" and "ADDITIONAL PURCHASE AND SALE INFORMATION."

Net asset value per Share for the Fund of the Trust is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of the Fund is calculated by the Custodian and determined at the close of the regular trading session on the NYSE (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time.

In calculating the Fund's net asset value per Share, the Fund's investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund's published net asset value per share. The Adviser may use various pricing services, or discontinue the use of any pricing service, as approved by the Board from time to time. A price obtained from a pricing service based on such pricing service's valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust's procedures require the Pricing and Investment Committee to determine a security's fair value if a market price is not readily available. In determining such value the Pricing and Investment Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and
(iii) a review of relevant financial indicators (e.g., movement in interest rates, market indices, and prices from the Fund's index providers). In these cases, the Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund's net asset value and the prices used by the Fund's benchmark Index. This may result in a difference between the Fund's performance and the performance of the Fund's benchmark Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund's portfolio securities may change on days when you will not be able to purchase or sell your Shares.

                           DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "DISTRIBUTIONS."

GENERAL POLICIES

Dividends from net investment income, if any, are generally declared and paid monthly by the Fund, but may vary significantly from month to month. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Fund to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

The Trust makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Internal Revenue Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company ("RIC") or to avoid imposition of income or excise taxes on undistributed income.

                              DIVIDEND REINVESTMENT

Broker dealers, at their own discretion, may offer a dividend reinvestment service under which Shares are purchased in the secondary market at current market prices. Investors should consult their broker dealer for further information regarding any dividend reinvestment service offered by such broker dealer.

                                      TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The following information also supplements and should be read in conjunction with the section in the Prospectus entitled "ADDITIONAL TAX INFORMATION."

The Fund intends to qualify for and to elect treatment as a separate RIC under Subchapter M of the Internal Revenue Code. As such, the Fund should not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. In order to be taxable as a RIC, the Fund must distribute annually to its shareholders at least 90% of its net investment income (generally net investment income plus the excess of net short-term capital gains over net long-term capital losses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in qualified publicly traded partnerships; (ii) at the end of each fiscal quarter of the Fund's taxable year, at least 50% of the market value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or more than 10% of the outstanding voting securities of such issuer, and (iii) at the end of each fiscal quarter of the Fund's taxable year, not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities of two or more issuers engaged in the same, similar, or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.

The Fund is treated as a separate corporation for federal income tax purposes. The Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in one Fund do not offset gains in another and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

If the Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates (and, to the extent applicable, corporate alternative minimum tax). In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits, subject to the dividends-received deduction for corporate shareholders and the lower tax rates applicable to qualified dividend income distributed to individuals. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Although the Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, the Fund will be subject to federal income tax to the extent any such income or gains are not distributed. If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder's cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

The Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

The Fund may invest in complex securities. These investments may be subject to numerous special and complex rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

The Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the 90% requirement. The Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund's fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised on the nature of the distributions.

As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments, if positive, will generally constitute taxable ordinary income and, if negative, will reduce net tax-exempt income, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). The tax treatment of many types of credit default swaps is uncertain and may affect the amount, timing or character of the income distributed to you by the Fund.

Investments by the Fund in zero coupon or other discount securities will result in income to the Fund equal to a portion of the excess face value of the securities over their issue price (the "original issue discount" or "OID") each year that the securities are held, even though the Fund receives no cash interest payments. In other circumstances, whether pursuant to the terms of a security or as a result of other factors outside the control of the Fund, the Fund may recognize income without receiving a commensurate amount of cash. Such income is included in determining the amount of income that the Fund must distribute to maintain its status as a RIC and to avoid the payment of federal income tax, including the nondeductible 4% excise tax. Because such income may not be matched by a corresponding cash distribution to the Fund, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to its shareholders.

Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by the Fund to include the market discount in income as it accrues, gain on the Fund's disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

The Fund intends to distribute annually to their shareholders substantially all of its investment company taxable income and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). The Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction, if any.

TAXES ON DISTRIBUTIONS. Distributions from the Fund's net investment income (other than qualified dividend income), including any net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. In general, your distributions (other than tax exempt-interest dividends) are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund. Dividends that are designated as qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income and subject to certain limitations. Taxable dividends of the Fund, if any, are not expected to be made up of qualified dividend income or to qualify for a dividends received deduction if you are a corporate shareholder. Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by the Fund for more than one year. Any long-term capital gains distributions you receive from the Fund are taxable as long-term capital gain regardless of how long you have owned your Shares. Long-term capital gains are currently taxed at a maximum of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010. Although the Fund does not seek to realize taxable income or capital gains, the Fund may realize and distribute taxable income or capital gains from time to time as a result of the Fund's normal investment activities.

In general, a sale of Shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the Shares were held. A redemption of a shareholder's Fund Shares is normally treated as a sale for tax purposes. Fund Shares held for a period of one year or less at the time of such sale or redemption will, for tax purposes, generally result in short-term capital gains or losses and those held for more than one year will generally result in long-term capital gains or losses. Under current law, the maximum tax rate on long-term capital gains available to non-corporate shareholders generally is 15%. As noted above, without future legislation, the maximum tax rate on long-term capital gains would return to 20% in 2011.

Gain or loss on the sale or redemption of Shares in the Fund is measured by the difference between the amount received and the adjusted tax basis of the Shares. Shareholders should keep records of investments made (including Shares acquired through reinvestment of dividends and distribution) so they can compute the tax basis of their Shares.

A loss realized on a sale or exchange of Shares of the Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders.

Distribution of ordinary income and capital gains may also be subject to foreign, state and local taxes depending on a shareholder's circumstances.

Dividends paid by the Fund to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law to the extent derived from investment income and short-term capital gain (other than "qualified short-term capital gain" described below) or unless such income is effectively connected with a U.S. trade or business carried on through a permanent establishment in the United States. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax and the proper withholding form(s) to be submitted to the Fund. A non-U.S. shareholder who fails to provide an appropriate IRS Form W-8 may be subject to backup withholding at the appropriate rate.

The Fund may, under certain circumstances, designate all or a portion of a dividend as an "interest-related dividend" that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The Fund may also, under certain circumstances, designate all or a portion of a dividend as a "qualified short-term capital gain dividend" which if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. In the case of Shares held through an intermediary, the intermediary may withhold even if the Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts. The provisions relating to dividends to foreign persons would apply to dividends with respect to taxable years of the Fund beginning after December 31, 2004 and before January 1, 2010. Proposed legislation is currently pending which would extend this treatment to dividends with respect to the taxable year of the Fund beginning before January 1, 2011.

The Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger's aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gain or loss. In some circumstances, a redemption of Creation Units may be treated as resulting in a distribution to which section 301 of the Code applies, potentially causing amounts received by the shareholder in the redemption to be treated as dividend income rather than as a payment in exchange for Creation Units. The rules for determining when a redemption will be treated as giving rise to a distribution under section 301 of the Code and the tax consequences of Code section 301 distributions are complex. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

The Fund has the right to reject an order to for Creation Units if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to section 351 of the Code, the respective Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Fund also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Under promulgated Treasury regulations, if a shareholder recognizes a loss on disposition of the Fund's Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. In addition, pursuant to recently enacted legislation, significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

                      CAPITAL STOCK AND SHAREHOLDER REPORTS

The Fund issues Shares of beneficial interest, par value $.01 per Share. The Board may designate additional funds.

Each Share issued by the Trust has a pro rata interest in the assets of the corresponding Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds vote together as a single class except that if the matter being voted on affects only a particular Fund it will be voted on only by that Fund and if a matter affects a particular Fund differently from other funds, that Fund will vote separately on such matter. Under Massachusetts law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All Shares of the Trust (regardless of the fund) have noncumulative voting rights for the election of Trustees. Under Massachusetts law, Trustees of the Trust may be removed by vote of the shareholders.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust, requires that Trust obligations include such disclaimer, and provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, the risk to shareholders of personal liability is believed to be remote.

Shareholder inquiries may be made by writing to the Trust, c/o the Distributor, State Street Global Markets, LLC at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

            COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue NW, Washington, DC 20004, serves as counsel to the Trust. Ernst & Young LLP serves as the independent registered public accounting firm of the Trust. Ernst & Young LLP performs annual audits of the Fund's financial statements and provides other audit, tax and related services.

                                     PART C
                                OTHER INFORMATION

ITEM 28.  EXHIBITS

(a)(i) First Amended and Restated Declaration of Trust of StreetTracks(SM) Series Trust (now, SPDR(R) Series Trust) (the "Trust" or the "Registrant") dated June 9, 1998, as amended September 6, 2000, is incorporated herein by reference to Exhibit (a)(ii) of Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A, as filed with the U.S. Securities and Exchange Commission (the "SEC") on September 25, 2000.

(a)(ii) Amendment No. 1 to the Registrant's First Amended and Restated Declaration of Trust dated June 9, 1998, as amended September 6, 2000, is incorporated herein by reference to Exhibit (a)(ii) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on August 10, 2007.

(b) Registrant's Amended and Restated By-Laws, dated June 9, 1998, as amended and restated November 15, 2004, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on April 14, 2005.

(c) Global Certificates of Beneficial Interest, evidencing shares of Beneficial Interest, $.01 par value, are incorporated herein by reference to Exhibit (c) of Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on September 25, 2000.

(d)(i) Amended and Restated Investment Advisory Agreement between the Trust and SSgA Funds Management, Inc., dated September 1, 2003, is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on October 28, 2003.

(d)(ii) Amended and Restated Sub-Advisory Agreement between SSgA Funds Management, Inc. and The Tuckerman Group, LLC, with respect to the SPDR Dow Jones REIT ETF (formerly, the DJ Wilshire REIT ETF and prior to that, the streetTRACKS(R) Wilshire REIT ETF), is incorporated herein by reference to Exhibit (d)(ii) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on October 28, 2003.

(d)(iii) Revised Exhibit A dated October 9, 2007 to the Amended and Restated Investment Advisory Agreement dated September 1, 2003, between the Trust and SSgA Funds Management, Inc., is incorporated herein by reference to Exhibit (d)(iii) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on October 26, 2007.

(d)(iv) Fee Waiver Letter Agreement dated October 23, 2007, with respect to the SPDR Barclays Capital Aggregate Bond ETF (formerly, the SPDR Lehman Aggregate Bond ETF), is incorporated herein by reference to Exhibit (d)(iv) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on October 26, 2007.

(d)(v) Fee Waiver Letter Agreement dated October 23, 2007, with respect to the SPDR Barclays Capital Municipal Bond ETF (formerly, the SPDR Lehman Municipal Bond ETF), is incorporated herein by reference to Exhibit (d)(v) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on October 26, 2007.

(d)(vi) First Amendment dated April 30, 2007 to the Amended and Restated Sub-Advisory Agreement between SSgA Funds Management, Inc. and The Tuckerman Group, relating to the SPDR Dow Jones REIT ETF (formerly, the DJ Wilshire REIT ETF and prior to that, the streetTRACKS Wilshire REIT ETF), is incorporated herein by reference to Exhibit (d)(vi) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on October 26, 2007.

(d)(vii) Revised Exhibit A dated January 15, 2009 to the Amended and Restated Investment Advisory Agreement dated September 1, 2000, between the Trust and SSgA Funds Management, Inc., is incorporated herein by reference to Exhibit (d)(vii) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A, as field with the SEC on January 15, 2009.

(d)(viii) Revised Exhibit A dated May 12, 2010 to the Amended and Restated Investment Advisory Agreement dated September 1, 2000, between the Trust and SSgA Funds Management, Inc., is filed herewith.

(d)(ix) Sub-Advisory Agreement dated April 1, 2010 between SSgA Funds Management, Inc. and Nuveen Asset Management, with respect to the municipal bond ETFs, is filed herewith.

(e)(i) Distribution Agreement dated September 22, 2000, between the Trust and State Street Global Markets, LLC (formerly, State Street Capital Markets, LLC), is incorporated herein by reference to Exhibit (e) of Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on September 25, 2000.

(e)(ii) Amended Annex I dated January 15, 2009 to the Distribution Agreement dated September 22, 2000, between the Trust and State Street Global Markets, LLC, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on January 15, 2009.

(e)(iii) Amended Annex I dated May 12, 2010 to the Distribution Agreement dated September 22, 2000, between the Trust and State Street Global Markets, is filed herewith.

(f)       Not applicable.

(g)(i) Custodian Agreement dated September 22, 2000, between the Trust and State Street Bank and Trust Company, is incorporated herein by reference to Exhibit (g) of Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on September 25, 2000.

(g)(ii) Amended Schedule of Series dated January 15, 2009 to the Custodian Agreement dated September 22, 2000, between the Trust and State Street Bank and Trust Company, is incorporated herein by reference to Exhibit
          (g)(ii) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on January 15, 2009.

(g)(iii) Amendment dated October 14, 2005 to the Custodian Agreement dated September 22, 2000, between the Trust and State Street Bank and Trust Company, is incorporated herein by reference to Exhibit (g)(iv) of Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, a filed with the SEC on October 28, 2005.

(g)(iv) Amended Schedule of Series dated May 12, 2010 to the Custodian Agreement dated September 22, 2000, between the Trust and State Street Bank and Trust Company, is filed herewith.

(h)(i) Administration Agreement dated September 22, 2000, between the Trust and State Street Bank and Trust Company, is incorporated herein by reference to Exhibit (h)(i) of Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on September 25, 2000.

(h)(ii) Transfer Agency and Services Agreement dated September 22, 2000, between the Trust and State Street Bank and Trust Company, is incorporated herein by reference to Exhibit (h)(ii) of Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on September 25, 2000.

(h)(iii) Addendum dated April 5, 2004 to Transfer Agency and Services Agreement dated September 22, 2000, between the Trust and State Street Bank and Trust Company, is incorporated herein by reference to Exhibit (h)(iii) of Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on October 28, 2005.

(h)(iv) Form of Participant Agreement is incorporated herein by reference to Exhibit (h)(iv) of Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on August 26, 2009.

(h)(v) Form of Investor Services Agreement is incorporated herein by reference to Exhibit (h)(iv) of Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on September 25, 2000.

(h)(vi) Securities Lending Authorization Agreement dated November 28, 2007, between the Trust and State Street Bank and Trust Company, is incorporated herein by reference to Exhibit (h)(vi) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on August 8, 2008.

(h)(vii) Amended Schedule A dated January 15, 2009 to the Administration Agreement dated October 22, 2000 between the Trust and State Street Bank and Trust Company, is incorporated herein by reference to Exhibit
          (h)(vii) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on January 15, 2009.

(h)(viii) Amended Annex A dated January 15, 2009 to the Transfer Agency and Services Agreement dated October 22, 2000, between the Trust and State Street Bank and Trust Company, is incorporated herein by reference to Exhibit (h)(viii) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on January 15, 2009.

(h)(ix) Amended Schedule B dated January 15, 2009 to the Securities Lending Authorization Agreement dated November 28, 2007 between the Trust and State Street Bank and Trust Company, is incorporated herein by reference to Exhibit (h)(ix) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on January 15, 2009.

(h)(x) Amended Schedule A May 12, 2010 to the Administration Agreement dated October 22, 2000, between the Trust and State Street Bank and Trust Company, is filed herewith.

(h)(xi) Amended Annex A May 12, 2010 to the Transfer Agency and Services Agreement dated October 22, 2000, between the Trust and State Street Bank and Trust Company, is filed herewith.

(h)(xii) Amended Schedule B May 12, 2010 to the Securities Lending Authorization Agreement dated November 28, 2007, between the Trust and State Street Bank and Trust Company, is filed herewith.

(i)(i) Opinion and Consent of Morgan, Lewis & Bockius LLP, is incorporated herein by reference to Exhibit (i)(i) of Post-Effective Amendment No. 44 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on October 28, 2009.

(i)(ii) Opinion and Consent of Morgan, Lewis & Bockius LLP, with respect to the SPDR(R) Barclays Capital Short Term Corporate Bond ETF, is incorporated herein by reference to Exhibit (i)(ii) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on December 16, 2009.

(i)(iii) Opinion and Consent of Morgan, Lewis & Bockius LLP, with respect to the SPDR(R) Nuveen Barclays Capital Build America Bond ETF, is filed herewith.

(j)       Not applicable.

(k)       Not applicable.

(l) Subscription Agreement dated September 22, 2000, between the Trust and State Street Capital Markets, LLC, is incorporated herein by reference to Exhibit (l) of Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on September 25, 2000.

(m) Distribution and Service Plan, as adopted on September 11, 2000, is incorporated herein by reference to Exhibit (m) of Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on August 30, 2004.

(n)       Not applicable.

(p)(i) Registrant's Revised Code of Ethics, as adopted November 15, 2004 and revised February 23, 2010, is incorporated herein by reference to Exhibit (p)(i) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on March 5, 2010.

(p)(ii) Code of Ethics of SSgA Funds Management, Inc., dated November 1, 2009 (which also applies to applicable reporting personnel of the Distributor), is incorporated herein by reference to Exhibit (p)(ii) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on December 16, 2009.

(p)(iii) The Tuckerman Group, in its capacity as investment sub-adviser to the Trust's SPDR Dow Jones REIT ETF, has adopted the Code of Ethics of SSgA Funds Management, Inc., which is incorporated herein by reference to Exhibit (p)(ii) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on December 16, 2009.

(q)(i) Powers of Attorney for Messrs. Kelly, Nesvet, Ross and French, are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 3, 2008.

(q)(ii) Powers of Attorney for Ms. Boatman and Messrs. Churchill and Verboncoeur are filed herewith.

(r)       Secretary's Certificate is incorporated herein by reference to Exhibit
          (r) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on March 12, 2010.


ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

The Board of Trustees of the Trust is the same as the board of the SPDR Index Shares Funds which also has SSgA Funds Management, Inc. as its investment adviser. In addition, the officers of the Trust are substantially identical to the officers of the SPDR Index Shares Funds. Nonetheless, the Trust takes the position that it is not under common control with other trusts because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

Additionally, see the "Control Persons and Principal Holders of Securities" section of the Statement of Additional Information for a list of shareholders who own more than 5% of a specific fund's outstanding shares and such information is incorporated by reference to this Item.

ITEM 30. INDEMNIFICATION

Pursuant to Section 5.3 of the Registrant's Amended and Restated Declaration of Trust and under Section 4.9 of the Registrant's By-Laws, the Trust will indemnify any person who is, or has been, a Trustee, officer, employee or agent of the Trust against all expenses reasonably incurred or paid by him/her in connection with any claim, action, suit or proceeding in which he/she becomes involved as a party or otherwise by virtue of his/her being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him/her in the settlement thereof, if he/she acted in good faith and in a manner he/she reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his/her conduct was unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render him/her liable by reason of willful misfeasance, bad faith or gross negligence in the performance of his/her duties or by reason of reckless disregard of his/her obligations and duties to the Registrant. The Registrant may also advance money for litigation expenses provided that Trustees, officers, employees and/or agents give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

Pursuant to Section 5.2 of the Registrant's Amended and Restated Declaration of Trust, no Trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of willful misfeasance, bad faith or gross negligence or reckless disregard of duties to the Registrant. Pursuant to paragraph 9 of the Registrant's Investment Advisory Agreement, the Adviser shall not be liable for any action or failure to act, except in the case of willful misfeasance, bad faith or gross negligence or reckless disregard of duties to the Registrant.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the provisions of Rule 484 under the Act, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

The Registrant maintains insurance on behalf of any person who is or was a Trustee, officer, employee or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him/her and incurred by him/her or arising out of his/her position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him/her.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of each investment adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser") serves as the investment adviser for each series of the Trust. SSgA FM is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors ("SSgA"), the investment arm of State Street Corporation. The principal address of the Adviser is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111. SSgA FM is an investment adviser registered under the Investment Advisers Act of 1940.

                                     CAPACITY
          NAME                     WITH ADVISER                    BUSINESS NAME AND ADDRESS OF OTHER POSITION

     Thomas P. Kelly                Treasurer              Managing Director and Comptroller, State Street Global
                                                           Advisors, a division of State Street Bank and Trust
                                                           Company, Boston, MA

  Phillip S. Gillespie          Director and Chief         Executive Vice President and General Counsel, State Street
                                  Legal Officer            Global Advisors, a division of State Street Bank and Trust
                                                           Company, Boston, MA

     Tracy Atkinson                  Director              Executive Vice President and Chief Compliance Officer,
                                                           State Street  Corporation, Boston, MA, owner of State
                                                           Street Global Advisors

      Shawn Johnson                  Director              Senior Managing Director, State Street Global Advisors, a
                                                           division of State Street Bank and Trust Company, Boston, MA

      James E. Ross            President & Director        Senior Managing Director, State Street Global Advisors, a
                                                           division of State Street Bank and Trust Company, Boston, MA

    Cuan F.H. Coulter            Chief Compliance          Senior Vice President and Chief Compliance Officer, State
                                     Officer               Street Global Advisors, a division of State Street Bank
                                                           and Trust Company, Boston, MA


The Tuckerman Group LLC ("Tuckerman") serves as the investment adviser for the Trust's SPDR Dow Jones REIT ETF. Since its organization on April 28, 1999, Tuckerman has provided investment management services to institutional investors and other mutual funds. The principal business address of Tuckerman is 4 International Drive, Suite 230, Rye Brook, New York 10573. Tuckerman is an investment adviser registered under the Investment Advisers Act of 1940.

                                     CAPACITY
          NAME                    WITH TUCKERMAN                   BUSINESS NAME AND ADDRESS OF OTHER POSITION

   Charles Lauckhardt           Chairman and Chief         Managing Member of Carpathia Real Estate Advisors, LLC,
                                Executive Officer          Rye Brook, New York ("Carpathia")

     Steven de Bara                Senior Vice             Chief Financial Officer of Carpathia
                                 President/Chief
                                Compliance Officer

      Glen Weisberg               Vice President           Portfolio Manager of Carpathia

       Jared Chase                   Director              Senior Managing Director, State Street Global Advisors, a
                                                           division of State Street Bank and Trust Company, Boston,
                                                           MA, and Chairman of State Street Global Alliance, LLC,
                                                           Boston, MA

    Stephen Marshall                 Director              Vice President, State Street Global Advisors, a division
                                                           of State Street Bank and Trust Company, Boston, MA, and
                                                           Vice President of State Street Global Alliance, LLC,
                                                           Boston, MA



Nuveen Asset Management ("NAM") serves as investment adviser or manager to SPDR Nuveen Barclays Capital Municipal Bond ETF, SPDR Nuveen Barclays Capital California Municipal Bond ETF, SPDR Nuveen Barclays Capital New York Municipal Bond ETF, SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF, SPDR Nuveen S&P VRDO Municipal Bond ETF and SPDR Nuveen Barclays Capital Build America Bond ETF. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.

                           CAPACITY
      NAME                WITH NUVEEN                    BUSINESS NAME AND ADDRESS OF OTHER POSITION

Stuart J. Cohen       Managing Director,         Managing Director, Assistant Secretary and Assistant General
                          Assistant              Counsel of Nuveen Investments, LLC; Managing Director and
                        Secretary and            Assistant Secretary of Nuveen Investments Holdings, Inc.,
                      Assistant General          NWQ Holdings, LLC and Nuveen Investments Advisers Inc.; Vice
                           Counsel               President and Assistant Secretary of NWQ Investment
                                                 Management Company, LLC, Nuveen Investments Institutional
                                                 Services Group LLC, Nuveen HydePark Group, LLC, Nuveen
                                                 Investment Solutions, Inc., Tradewinds Global Investors,
                                                 LLC, NWQ Holdings, LLC, Santa Barbara Asset Management, LLC
                                                 and Symphony Asset Management, LLC.

Sherri A. Hlavacek     Vice President,           Managing Director, Corporate Controller and Treasurer of
                        Treasurer and            Nuveen Investments, Inc. and Nuveen Investments, LLC; Vice
                     Corporate Controller        President, Corporate Controller and Treasurer of Nuveen
                                                 Investments Holdings, Inc.; Vice President and Corporate
                                                 Controller of Nuveen Investments Advisers Inc.; Vice
                                                 President of Nuveen Investment Solutions, Inc. and Nuveen
                                                 HydePark Group, LLC; Certified Public Accountant.

Mary E. Keefe       Managing Director and        Managing Director (since 2004) and Director of Compliance of
                           Chief                 Nuveen Investments, Inc.; Managing Director and Chief
                      Compliance Officer         Compliance Officer of Nuveen Investments, LLC,
                                                 Nuveen Investments Advisers Inc. and Nuveen Investments
                                                 Institutional Services Group LLC; Chief Compliance Officer
                                                 of Symphony Asset Management, LLC, Santa Barbara Asset
                                                 Management, LLC, Nuveen Investment Solutions, Inc.

John L. MacCarthy,      Executive Vice           Executive Vice President (since 2008), formerly, Senior Vice
                          President,             President (2006-2008), Secretary and General Counsel (since
                    Secretary and General        2006) of Nuveen Investments, Inc., Nuveen Investments, LLC
                           Counsel               and Nuveen Investments Holdings, Inc.; Executive Vice
                                                 President (since 2008), formerly, Senior Vice President
                                                 (2006-2008) and Secretary (since 2006) of Nuveen Investments
                                                 Advisers Inc., NWQ Holdings, LLC, Nuveen Investments
                                                 Institutional Services Group LLC, NWQ Investment Management
                                                 Company, LLC, Tradewinds Global Investors, LLC, Symphony
                                                 Asset Management, LLC, Santa Barbara Asset Management, LLC,
                                                 Nuveen HydePark Group, LLC and Nuveen Investment Solutions,
                                                 Inc.

Glenn R. Richter        Executive Vice           Executive Vice President and Chief Administrative Officer of
                          President              Nuveen Investments, Inc.; Executive Vice President of Nuveen
                                                 Investments, LLC, Nuveen Investments Advisers, Inc., Nuveen
                                                 Investments Holdings, Inc. and NWQ Holdings, LLC.

See "Management" in the Prospectus and "Management of the Trust" in the Statement of Additional Information for information regarding the business of SSgA FM and Tuckerman. For information regarding broker-dealers and investment advisers affiliated with the Adviser, reference is made to the Adviser's Form ADV, as amended, filed with the SEC and incorporated herein by reference.

ITEM 32  PRINCIPAL UNDERWRITERS

(a) State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, serves as the Trust's principal underwriter and also serves as the principal underwriter for the following investment companies: State Street Institutional Investment Trust and SSgA Funds.

(b) The following is a list of the executive officers, directors and partners of State Street Global Markets, LLC (none of the persons set forth below holds a position or office with the Trust):

       Nicolas J. Bonn                      Chief Executive Officer, President
                                            and Director
       Vincent Manzi                        Chief Compliance Officer
       William Helfrich                     Treasurer and FINOP
       Martin Fischer                       Chief Operations Officer
       Peter Economou                       Director
       Howard Fairweather                   Director
       Stefan Gavell                        Director
       Aditya Mohan                         Director
       Anthony Rochte                       Director
       Mark Snyder                          Director
       R. Bryan Woodard                     Director

(c)  Not applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of SSgA Funds Management, Inc. and/or State Street Bank and Trust Company, each with offices located at One Lincoln Street, Boston, Massachusetts 02111.

ITEM 34. MANAGEMENT SERVICES

Not applicable.

ITEM 35. UNDERTAKINGS

Not applicable.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 12th day of May, 2010.




                                             SPDR(R) SERIES TRUST

                                             By: /s/ James E. Ross*
                                                 -----------------------------
                                                 James E. Ross
                                                 President

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES                            TITLE                                                     DATE
/s/ Gary L. French                    Treasurer and Principal Financial Officer                 May 12, 2010
--------------------------------
Gary L. French

/s/Bonny E. Boatman*                  Trustee                                                   May 12, 2010
--------------------------------
Bonny E. Boatman

/s/Dwight D. Churchill*               Trustee                                                   May 12, 2010
--------------------------------
Dwight D. Churchill

/s/David M. Kelly*                    Trustee                                                   May 12, 2010
--------------------------------
David M. Kelly

/s/Frank Nesvet*                      Trustee                                                    May 12, 2010
--------------------------------
Frank Nesvet

/s/Carl G. Verboncoeur*               Trustee                                                    May 12, 2010
--------------------------------
Carl G. Verboncoeur

/s/ James E. Ross*                    Trustee, President and Principal Executive Officer        May 12, 2010
--------------------------------
James E. Ross

*By: /s/ Ryan M. Louvar
--------------------------------
     Ryan M. Louvar
     As Attorney-in-Fact
     Pursuant to Power of Attorney

                                  EXHIBIT LIST

Item 28

(d)(viii) Revised Exhibit A to the Amended and Restated Investment Advisory Agreement

(d)(ix)   Sub-Advisory Agreement

(e)(iii)  Amended Annex I to the Distribution Agreement

(g)(iv)   Amended Schedule of Series to the Custodian Agreement

(h)(x)    Amended Schedule A to the Administration Agreement

(h)(xi)   Amended Annex A to the Transfer Agency and Services Agreement

(h)(xii)  Amended Schedule B to the Securities Lending Authorization Agreement

(i)(iii)  Opinion and Consent of Morgan, Lewis & Bockius LLP

(q)(ii)   Powers of Attorney